Schedule of Investments (unaudited)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R, (3- mo. CME Term SOFR + 1.20%), 5.49%, 04/15/38(a)(b)	USD	2,710	$ 2,709,069
522 Funding CLO Ltd.
Series 2018-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.58%, 10/20/31(a)(b)		500	501,125
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.59%, 04/15/35(a)(b)		430	431,043
720 East CLO VII Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.34%, 04/20/37(a)(b)		6,300	6,301,997
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.52%, 04/20/38(a)(b)		2,080	2,082,955
ABFC Trust, Series 2007-WMC1, Class A2B, (1- mo. CME Term SOFR + 1.11%), 5.43%, 06/25/37(b)		2,562	2,130,658
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 5.12%, 08/25/35(b)		353	291,053
Affirm Asset Securitization Trust
Series 2024-A, Class A, 5.61%, 02/15/29(a)		1,973	1,981,974
Series 2025-X1, Class C, 5.34%, 04/15/30(a)		5,750	5,754,353
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)		11,446	11,533,905
Series 2025-1A, Class B, 5.13%, 02/15/33(a)		897	902,814
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3- mo. CME Term SOFR + 1.42%), 5.69%, 07/20/34(a)(b)		4,000	4,007,398
AGL CLO 13 Ltd.
Series 2021-13A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/20/34(a)(b)		450	450,900
Series 2021-13A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.18%, 10/20/34(a)(b)		650	652,781
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3- mo. CME Term SOFR + 1.38%), 5.65%, 07/21/37(a)(b)		1,590	1,594,961
AGL CLO 34 Ltd., Series 2024-34A, Class A1, (3- mo. CME Term SOFR + 1.34%), 5.61%, 01/22/38(a)(b)		2,500	2,509,865
AGL CLO 37 Ltd., Series 2024-37A, Class A1, (3- mo. CME Term SOFR + 1.24%), 5.54%, 04/22/38(a)(b)		460	460,460
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/37(a)(b)		3,770	3,783,828
AGL Core CLO 27 Ltd., Series 2023-27A, Class A, (3-mo. CME Term SOFR + 1.73%), 6.00%, 10/21/36(a)(b)		4,000	4,015,328
AGL Core CLO 36 Ltd., Series 2024-36A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.85%, 01/23/38(a)(b)		750	750,195
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.56%, 01/22/38(a)(b)		3,650	3,653,650
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.65%, 10/20/37(a)(b)		4,350	4,367,878
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/20/38(a)(b)		1,500	1,503,750
Security		Par (000)	Value
Asset-Backed Securities (continued)
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.93%, 07/17/37(a)(b)	USD	2,180	$ 2,182,341
AIMCO CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)		1,690	1,687,906
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 4.88%, 06/25/61(a)(b)		6,150	6,127,757
Series 2021-G, Class B, 3.75%, 06/25/61(a)(b)		1,299	1,448,863
Series 2021-G, Class C, 0.00%, 06/25/61(a)		2,296	2,278,912
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		6,251	6,133,296
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		881	850,582
Series 2023-B, Class C, 0.00%, 10/25/62(a)		1,982	1,175,126
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		165	152,857
AMMC CLO 18 Ltd., Series 2016-18A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.69%, 05/26/31(a)(b)		188	187,872
AMSR Trust
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)		2,872	2,667,301
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,640,765
Anchorage Capital CLO 13 LLC, Series 2019-13A, Class BRR, (3-mo. CME Term SOFR + 1.72%), 6.05%, 04/15/38(a)(b)		3,000	3,003,661
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.87%, 07/20/37(a)(b)		4,430	4,450,477
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 6.37%, 04/22/34(a)(b)		3,720	3,742,675
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 6.33%, 04/28/37(a)(b)		800	802,400
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 6.73%, 04/28/37(a)(b)		1,625	1,635,135
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 5.74%, 10/27/34(a)(b)		6,670	6,681,368
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 6.34%, 10/27/34(a)(b)		1,000	1,005,726
Series 2016-8A, Class CR2, (3-mo. CME Term SOFR + 2.66%), 6.94%, 10/27/34(a)(b)		1,000	1,004,206
Apidos CLO LII, Series 2025-52A, Class A1, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)		2,290	2,285,420
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 5.54%, 04/20/31(a)(b)		272	272,149
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/22/38(a)(b)		1,350	1,353,384
Apidos CLO XX, Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 5.62%, 07/16/31(a)(b)		440	440,224
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 5.88%, 10/20/30(a)(b)		340	339,957
Apidos CLO XXV, Series 2016-25A, Class BR3, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/20/37(a)(b)		4,500	4,505,727

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXXII
Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 5.37%, 01/20/33(a)(b)	USD	587	$ 587,082
Series 2019-32A, Class B1R, (3-mo. CME Term SOFR + 1.50%), 5.77%, 01/20/33(a)(b)		900	897,515
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.68%, 01/20/35(a)(b)		1,450	1,453,152
Apidos CLO XXXIX, Series 2022-39A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.57%, 04/21/35(a)(b)		5,000	5,014,933
Apidos CLO XXXVI
Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/20/34(a)(b)		740	741,510
Series 2021-36A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.43%, 07/20/34(a)(b)		250	249,645
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/22/34(a)(b)		1,780	1,781,787
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		124	114,057
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 5.75%, 01/15/37(a)(b)		94	94,010
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 6.56%, 06/17/39(a)(b)		1,296	1,296,290
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 6.43%, 08/17/41(a)(b)		1,668	1,673,077
AREIT Ltd.
Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 05/17/41(a)(b)		13,151	13,189,425
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.70%, 12/17/29(a)(b)		1,400	1,398,844
Ares L CLO Ltd., Series 2018-50A, Class BR, (3- mo. CME Term SOFR + 1.86%), 6.12%, 01/15/32(a)(b)		1,000	1,000,008
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3- mo. CME Term SOFR + 1.29%), 5.57%, 04/25/34(a)(b)		250	250,793
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3-mo. CME Term SOFR + 1.75%), 6.01%, 10/15/36(a)(b)		1,160	1,164,788
Ares LVI CLO Ltd., Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.53%, 01/25/38(a)(b)		2,130	2,134,035
Ares LVII CLO Ltd., Series 2020-57A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.69%, 01/25/35(a)(b)		640	641,704
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3-mo. CME Term SOFR + 1.71%), 5.97%, 04/15/34(a)(b)		2,500	2,505,678
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 6.11%, 07/20/30(a)(b)		680	681,303
Ares XXXIX CLO Ltd., Series 2016-39A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 6.02%, 07/18/37(a)(b)		330	331,083
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.91%, 05/25/35(b)		36	29,316
Security		Par (000)	Value
Asset-Backed Securities (continued)
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.73%, 07/25/36(b)	USD	2,075	$ 553,650
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 5.01%, 03/25/36(b)		541	296,363
Asset-Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1- mo. CME Term SOFR + 1.22%), 5.54%, 07/25/35(b)		914	820,872
Assurant CLO I Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.23%, 10/20/34(a)(b)		1,400	1,406,018
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.57%, 04/20/31(a)(b)		67	66,809
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.82%, 07/19/31(a)(b)		250	249,587
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.47%, 10/20/34(a)(b)		350	350,595
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.59%, 04/18/35(a)(b)		1,200	1,203,661
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.78%, 07/15/37(a)(b)		5,090	5,111,375
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.65%, 01/21/38(a)(b)		1,500	1,504,114
Ballyrock CLO 14 Ltd., Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/20/37(a)(b)		2,539	2,547,379
Ballyrock CLO 25 Ltd., Series 2023-25A, Class A2R, (3-mo. CME Term SOFR + 1.50%), 5.78%, 01/25/38(a)(b)		1,000	999,304
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 07/25/38(a)(b)(e)		250	250,063
Ballyrock CLO Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.59%, 01/15/38(a)(b)		4,600	4,615,199
Series 2023-25A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.03%, 01/25/38(a)(b)		500	480,160
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(b)		5,740	590,706
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,940	1,936,427
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3- mo. CME Term SOFR + 0.98%), 5.25%, 10/22/32(a)(b)		1,227	1,226,835
Barings CLO Ltd.
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.93%, 01/20/31(a)(b)		250	250,680
Series 2018-2A, Class B1AR, (3-mo. CME Term SOFR + 1.65%), 5.91%, 07/15/36(a)(b)		2,560	2,566,177
Battalion CLO 18 Ltd.
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.46%), 5.72%, 10/15/36(a)(b)		500	500,721
Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.27%, 10/15/36(a)(b)		1,000	1,002,981
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 07/18/30(a)(b)		265	264,874

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bayswater Park CLO Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.73%), 6.00%, 01/20/37(a)(b)	USD	660	$ 663,167
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. CME Term SOFR + 2.59%), 6.92%, 02/28/41(b)		5,459	5,522,675
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.44%, 02/28/40(a)(b)		2,865	2,575,642
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.44%, 12/28/40(a)(b)		803	802,256
Series 2005-E, Class A2A, (1-mo. CME Term SOFR + 1.04%), 5.37%, 12/28/40(a)(b)		658	632,627
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.46%, 03/30/38(a)(b)		1,851	1,850,354
BDS Ltd.
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.12%, 03/19/39(a)(b)		869	869,250
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.89%, 09/19/39(a)(b)		1,946	1,946,327
Bean Creek CLO Ltd., Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 5.98%, 04/20/31(a)(b)		439	439,139
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. CME Term SOFR + 2.06%), 6.38%, 08/25/35(b)		3,276	3,157,172
Series 2006-EC1, Class M4, (1-mo. CME Term SOFR + 1.06%), 4.99%, 12/25/35(b)		1,428	1,377,111
Series 2006-HE5, Class M2, (1-mo. CME Term SOFR + 0.59%), 4.91%, 06/25/36(b)		2,146	2,090,444
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.77%, 09/25/36(b)		76	74,234
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.75%, 03/25/37(b)		739	677,862
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.71%, 03/25/37(b)		28	26,733
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 5.13%, 04/25/37(b)		365	347,972
Series 2007-HE5, Class M2, (1-mo. CME Term SOFR + 0.49%), 4.81%, 06/25/47(b)		6,017	5,196,954
Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.46%, 04/20/38(a)(b)		1,460	1,458,540
Benefit Street Partners CLO V-B Ltd., Series 2018- 5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 5.80%, 07/20/37(a)(b)		2,366	2,376,263
Benefit Street Partners CLO VIII Ltd.
Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.63%, 01/20/31(a)(b)		621	620,999
Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 5.98%, 01/20/31(a)(b)		1,885	1,885,588
Benefit Street Partners CLO X Ltd., Series 2016- 10A, Class A2AR, (3-mo. CME Term SOFR + 1.81%), 6.08%, 04/20/34(a)(b)		500	501,305
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 5.96%, 10/15/37(a)(b)		1,700	1,702,285
Benefit Street Partners CLO XVI Ltd., Series 2018- 16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.60%, 01/17/38(a)(b)		830	832,347
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.69%, 07/15/34(a)(b)	USD	1,360	$ 1,362,397
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.46%, 01/25/38(a)(b)		1,000	999,000
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/20/37(a)(b)		1,920	1,926,088
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.64%, 10/20/37(a)(b)		7,630	7,658,489
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.70%, 01/25/38(a)(b)		3,470	3,482,385
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.62%, 01/25/38(a)(b)		3,570	3,580,744
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.62%, 04/30/31(a)(b)		91	91,529
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		43	42,727
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,587,292
Series 2022-C, Class B, 5.93%, 10/17/35(a)		573	574,757
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.95%, 01/22/38(a)(b)		3,400	3,412,901
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/19/37(a)(b)		630	632,125
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.53%, 01/19/38(a)(b)		2,000	2,003,200
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/19/38(a)(b)		730	729,492
Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1, (3-mo. CME Term SOFR + 2.20%), 6.47%, 07/20/35(a)(b)		1,500	1,500,000
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.13%, 10/22/30(a)(b)		1,250	1,252,607
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.53%, 04/20/31(a)(b)		882	882,994
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.53%, 11/15/30(a)(b)		5,417	5,422,306
Series 2016-3A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 11/15/30(a)(b)		1,000	1,000,739
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.29%, 08/15/31(a)(b)		1,320	1,326,357
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.47%, 10/25/30(a)(b)		1,183	1,183,863
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.13%, 10/25/30(a)(b)		6,350	6,367,755
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.29%, 07/25/34(a)(b)		420	422,744
BlueMountain CLO XXV Ltd., Series 2019-25A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.61%, 01/15/38(a)(b)		490	491,460

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 5.78%, 04/15/34(a)(b)	USD	650	$ 650,000
BlueMountain Fuji U.S. CLO II Ltd., Series 2017- 2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.53%, 10/20/30(a)(b)		1,617	1,619,889
BRAVO Residential Funding Trust, Series 2024- CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,463	1,468,245
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		2,027	2,042,519
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 5.76%, 07/20/34(a)(b)		250	250,369
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.49%, 04/15/38(a)(b)		720	719,346
Series 2024-25A, Class C, (3-mo. CME Term SOFR + 1.95%), 6.27%, 01/18/38(a)(b)		500	501,921
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.34%, 07/18/34(a)(b)		4,810	4,810,370
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 10/18/42(a)(b)		12,936	12,840,259
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.59%, 07/15/31(a)(b)		554	554,723
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.59%, 07/15/31(a)(b)		262	262,334
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.66%, 10/15/37(a)(b)		3,495	3,508,326
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.21%, 10/15/37(a)(b)		250	250,998
Carbone CLO Ltd., Series 2017-1A, Class A1, (3- mo. CME Term SOFR + 1.40%), 5.67%, 01/20/31(a)(b)		322	322,037
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 5.57%, 04/30/31(a)(b)		543	543,762
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 5.51%, 04/17/31(a)(b)		991	991,470
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.64%, 05/15/31(a)(b)		499	499,572
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 5.59%, 07/27/31(a)(b)		137	137,015
Series 2014-3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 5.84%, 07/27/31(a)(b)		1,000	1,000,211
Series 2014-5A, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 5.66%, 07/15/31(a)(b)		556	557,235
Series 2014-5A, Class A2RR, (3-mo. CME Term SOFR + 1.71%), 5.97%, 07/15/31(a)(b)		590	590,455
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 5.51%, 07/20/31(a)(b)		186	186,384
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/21/37(a)(b)		4,610	4,628,440
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.05%, 10/21/37(a)(b)		2,810	2,818,295
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/20/31(a)(b)		279	279,714
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle U.S. CLO Ltd.
Series 2021-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)	USD	3,000	$ 3,004,869
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.16%, 10/25/37(a)(b)		2,600	2,603,382
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. CME Term SOFR + 0.36%), 4.68%, 10/25/36(b)		1,268	959,489
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 4.59%, 10/25/36(b)		16	15,530
Series 2007-FRE1, Class A3, (1-mo. CME Term SOFR + 0.37%), 4.69%, 02/25/37(b)		3,621	3,501,475
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.77%, 10/15/34(a)(b)		1,000	996,129
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.27%, 10/15/34(a)(b)		1,250	1,210,829
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/22/37(a)(b)		770	773,169
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		4,258	4,059,734
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.66%, 07/17/34(a)(b)		3,390	3,395,575
CBAM Ltd.
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 5.94%, 04/17/31(a)(b)		540	541,762
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/20/31(a)(b)		500	501,094
Series 2019-10A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.65%, 04/20/32(a)(b)		3,509	3,514,414
Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.44%), 5.71%, 07/20/34(a)(b)		810	810,805
C-BASS Trust, Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.89%, 11/25/36(b)		172	77,385
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/20/34(a)(b)		750	751,736
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 5.88%, 04/20/34(a)(b)		500	499,697
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.64%, 07/17/31(a)(b)		1,134	1,135,508
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.35%, 01/20/31(a)(b)		179	179,155
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 5.63%, 05/29/32(a)(b)		250	249,739
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.96%, 10/15/37(a)(b)		1,480	1,483,127
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.27%, 07/16/30(a)(b)		250	250,835
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 5.53%, 10/18/30(a)(b)		946	946,989
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 6.03%, 10/18/30(a)(b)		250	250,293
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.93%, 01/18/31(a)(b)		2,100	2,099,172

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2014-2RA, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.64%, 10/24/37(a)(b)	USD	10,000	$ 10,039,987
Series 2014-4RA, Class A1A2, (3-mo. CME Term SOFR + 0.99%), 5.27%, 01/17/35(a)(b)		1,000	1,000,293
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 5.64%, 01/22/31(a)(b)		629	629,347
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 04/20/34(a)(b)		1,720	1,723,665
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.69%, 07/17/37(a)(b)		1,080	1,083,401
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/38(a)(b)		1,390	1,393,475
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/18/38(a)(b)		1,630	1,632,369
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.64%, 10/20/37(a)(b)		737	739,952
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 10/20/37(a)(b)		1,500	1,503,873
Series 2018-3A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 07/18/31(a)(b)		643	643,709
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/18/31(a)(b)		256	256,509
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.63%, 10/20/37(a)(b)		4,297	4,312,604
Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/20/37(a)(b)		250	250,638
Series 2019-1A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 6.27%, 10/20/37(a)(b)		250	251,030
Series 2019-3A, Class CR2, (3-mo. CME Term SOFR + 1.80%), 6.06%, 01/16/38(a)(b)		1,550	1,551,039
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 5.66%, 01/15/35(a)(b)		2,250	2,255,490
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.71%, 07/16/37(a)(b)		4,080	4,094,445
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/20/34(a)(b)		7,680	7,687,680
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.18%, 10/20/34(a)(b)		970	971,903
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.56%, 01/15/40(a)(b)		1,870	1,875,824
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.03%, 07/25/37(a)(b)		690	691,981
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.22%, 07/15/36(a)(b)		510	510,255
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.64%, 07/23/37(a)(b)		4,210	4,223,741
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.93%, 07/23/37(a)(b)		2,500	2,503,930
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.18%, 07/23/37(a)(b)		1,000	1,002,725
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.66%, 10/15/34(a)(b)		580	580,697
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)		550	550,459
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/20/37(a)(b)		1,700	1,708,123
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.75%, 07/21/37(a)(b)		2,900	2,911,483
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.40%, 04/23/38(a)(b)		250	249,793
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2025-2A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.41%, 04/15/38(a)(b)	USD	2,970	$ 2,965,652
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 2.74%), 7.06%, 10/25/37(a)(b)		2,144	2,073,444
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 2.74%), 7.06%, 10/25/37(a)(b)		293	273,628
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 4.63%, 05/25/37(b)		881	575,739
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.70%, 05/25/37(b)		410	267,993
Series 2007-WFH2, Class M3, (1-mo. CME Term SOFR + 0.82%), 5.14%, 03/25/37(b)		5,000	4,816,238
Series 2007-WFH4, Class M3A, (1-mo. CME Term SOFR + 3.86%), 8.18%, 07/25/37(b)		1,000	973,923
Clover CLO LLC
Series 2018-1A, Class B1RR, (3-mo. CME Term SOFR + 1.95%), 6.22%, 04/20/37(a)(b)		500	501,816
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 5.35%, 01/25/35(a)(b)		3,630	3,632,098
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/47(a)		522	482,522
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		401	363,116
Series 2021-B, Class C, 2.72%, 06/25/52(a)		1,710	1,575,868
Series 2021-B, Class D, 3.78%, 06/25/52(a)		313	293,825
Series 2021-C, Class B, 2.72%, 07/26/55(a)		288	263,097
Series 2021-C, Class C, 3.06%, 07/26/55(a)		2,849	2,642,570
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 6.06%, 06/25/54(a)(b)		5,684	5,780,249
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,133	2,138,617
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(b)		19	18,910
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		459	467,042
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		2,165	295,414
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		2,157	301,669
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 5.94%, 04/17/30(a)(b)		250	250,402
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.53%, 04/25/36(b)		1,192	1,056,642
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.87%, 02/25/37(b)		823	706,077
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 05/25/47(b)		463	393,141
Series 2006-26, Class M1, (1-mo. CME Term SOFR + 0.49%), 4.81%, 06/25/37(b)		4,232	3,664,929
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.93%, 06/25/47(a)(b)		925	737,752
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.70%, 03/15/34(b)		7	7,418
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		213	160,216

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 2.99%, 12/25/36(c)	USD	14	$ 11,579
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		974	967,206
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		1,793	1,458,970
Series 2006-SL1, Class A3, (1-mo. CME Term SOFR + 0.55%), 4.87%, 09/25/36(a)(b)		5,468	186,256
CreekSource Dunes Creek CLO Ltd.
Series 2024-1X, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/15/38(b)(f)		250	250,750
Series 2024-1X, Class B, (3-mo. CME Term SOFR + 1.75%), 6.08%, 01/15/38(b)(f)		960	959,940
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.23%, 07/20/34(a)(b)		510	510,689
Crown Point CLO IV Ltd., Series 2018-4A, Class C, (3-mo. CME Term SOFR + 2.16%), 6.43%, 04/20/31(a)(b)		250	249,875
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.61%, 05/15/36(b)		290	287,516
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 4.57%, 01/15/37(b)		110	105,724
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.44%, 10/15/30(a)(b)		3,041	3,042,194
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.11%), 6.37%, 10/15/30(a)(b)		500	501,098
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37(a)(b)		11,025	11,077,047
Diameter Capital CLO 10 Ltd.
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.60%, 04/20/38(a)(b)		2,600	2,602,317
Series 2025-10A, Class B, (3-mo. CME Term SOFR + 1.90%), 6.19%, 04/20/38(a)(b)		3,000	3,011,652
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37(a)(b)		9,990	10,037,161
Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 6.06%, 10/15/37(a)(b)		500	500,717
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.59%, 01/15/38(a)(b)		282	283,343
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A2, (3-mo. CME Term SOFR + 2.40%), 6.66%, 10/15/36(a)(b)		1,000	1,008,469
Diameter Capital CLO 9 Ltd., Series 2025-9A, Class A, (3-mo. CME Term SOFR + 1.17%), 5.49%, 04/20/38(a)(b)		657	656,343
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.61%, 08/20/34(a)(b)		3,370	3,378,311
Dryden 119 CLO Ltd., Series 2024-119A, Class C1, (3-mo. CME Term SOFR + 2.35%), 6.61%, 04/15/36(a)(b)		1,000	1,005,956
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.49%, 04/15/31(a)(b)		1,039	1,039,159
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.48%, 07/18/30(a)(b)	USD	373	$ 373,585
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.52%, 07/15/30(a)(b)		351	351,281
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/15/31(a)(b)		1,235	1,235,185
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.42%, 10/19/29(a)(b)		1,017	1,017,448
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.54%, 04/15/31(a)(b)		1,693	1,696,109
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.57%, 07/15/31(a)(b)		142	142,147
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.50%, 04/18/31(a)(b)		221	221,237
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/18/30(a)(b)		500	501,034
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.63%, 10/15/37(a)(b)		620	622,461
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.70%, 05/20/34(a)(b)		2,000	2,003,189
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 5.58%, 05/20/34(a)(b)		63	62,497
Dryden 93 CLO Ltd., Series 2021-93A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.96%, 01/15/38(a)(b)		670	671,269
Eaton Vance CLO Ltd.
Series 2013-1A, Class A23R, (3-mo. CME Term SOFR + 1.81%), 6.07%, 01/15/34(a)(b)		1,080	1,082,334
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 6.01%, 07/15/30(a)(b)		250	250,168
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		380	372,332
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		172	158,328
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	1,005,689
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		798	792,068
Elmwood CLO 15 Ltd.
Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/22/35(a)(b)		10,590	10,629,987
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 3.67%), 7.94%, 04/22/35(a)(b)		1,625	1,632,735
Elmwood CLO 27 Ltd.
Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.22%, 04/18/37(a)(b)		1,210	1,214,128
Series 2024-3A, Class D, (3-mo. CME Term SOFR + 3.45%), 7.72%, 04/18/37(a)(b)		250	252,854
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.79%, 04/20/37(a)(b)		4,250	4,265,023

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.71%, 07/17/37(a)(b)	USD	1,700	$ 1,705,704
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.61%, 10/20/37(a)(b)		1,483	1,488,056
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/22/38(a)(b)		2,230	2,227,938
Elmwood CLO 39 Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.42%, 04/17/38(a)(b)		4,500	4,495,266
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 5.79%, 04/20/37(a)(b)		250	250,884
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/20/37(a)(b)		4,920	4,935,990
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/20/37(a)(b)		900	901,757
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 7.32%, 10/20/37(a)(b)		250	249,800
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/18/37(a)(b)		1,080	1,082,789
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.62%, 04/18/37(a)(b)		1,000	998,043
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/18/37(a)(b)		2,394	2,401,436
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.64%, 10/17/37(a)(b)		1,210	1,214,397
Elmwood CLO VIII Ltd., Series 2021-1A, Class FR, (3-mo. CME Term SOFR + 8.00%), 12.27%, 04/20/37(a)(b)		250	230,767
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.62%, 10/15/37(a)(b)		1,788	1,794,467
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31(a)		1,124	1,136,877
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 5.14%, 11/25/35(b)		1,586	1,574,069
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		8,115	8,205,817
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 5.86%, 07/15/30(a)(b)		250	250,105
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.71%, 12/25/36(b)		437	175,589
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 4.58%, 12/25/36(b)		1,293	1,109,617
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.03%, 01/25/36(b)		672	598,989
First NLC Trust, Series 2007-1, Class A3, (1-mo. CME Term SOFR + 0.29%), 4.61%, 08/25/37(a)(b)		705	349,981
Security		Par (000)	Value
Asset-Backed Securities (continued)
FirstKey Homes Trust
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)	USD	5,500	$ 5,268,856
Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)		4,000	3,970,154
Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)		2,990	2,952,113
Series 2022-SFR2, Class E1, 4.50%, 07/17/39(a)		2,681	2,610,245
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		6,928	6,723,070
Flatiron CLO 20 Ltd.
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 6.24%, 05/20/36(a)(b)		1,330	1,333,997
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.45%), 7.77%, 05/20/36(a)(b)		1,000	1,004,932
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.85%, 10/19/37(a)(b)		2,060	2,063,242
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/19/37(a)(b)		1,200	1,201,648
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.63%, 10/17/37(a)(b)		1,060	1,063,731
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.88%, 10/17/37(a)(b)		650	651,185
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		6,687	6,718,189
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)		1,021	970,462
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		623	635,998
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		1,092	1,089,537
Series 2025-2A, Class D, 04/15/52(a)(e)		4,057	4,056,697
Series 2025-2A, Class E, 04/15/52(a)(e)		3,942	3,941,595
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.71%, 02/25/37(b)		1,722	1,260,539
FS Rialto Issuer Ltd.
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.20%, 01/19/39(a)(b)		2,021	2,021,200
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.95%, 10/19/39(a)(b)		4,618	4,635,337
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.70%, 08/19/42(a)(b)		1,240	1,237,278
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3-mo. CME Term SOFR + 3.55%), 7.82%, 04/20/37(a)(b)		1,900	1,908,760
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.53%, 04/20/31(a)(b)		542	541,754
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.50%, 11/22/31(a)(b)		425	424,945
Generate CLO 2 Ltd.
Series 2A, Class AR2, (3-mo. CME Term SOFR + 1.41%), 5.69%, 10/22/37(a)(b)		2,020	2,028,080
Series 2A, Class BR2, (3-mo. CME Term SOFR + 1.80%), 6.08%, 10/22/37(a)(b)		1,990	1,993,667
Generate CLO 20 Ltd., Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.99%, 01/25/38(a)(b)		1,930	1,933,957

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.89%, 04/22/37(a)(b)	USD	8,525	$ 8,557,609
Generate CLO 8 Ltd., Series 8A, Class A1R2, (3- mo. CME Term SOFR + 1.38%), 5.65%, 01/20/38(a)(b)		4,990	5,012,071
Generate CLO 9 Ltd., Series 9A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 01/20/38(a)(b)		1,868	1,873,189
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.35%, 10/20/34(a)(b)		7,920	7,925,676
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 9.17%, 10/20/34(a)(b)		1,750	1,742,178
GoldenTree Loan Management U.S. CLO 16 Ltd., Series 2022-16A, Class ARR, (3-mo. CME Term SOFR + 1.12%), 5.39%, 01/20/38(a)(b)		2,690	2,687,295
GoldenTree Loan Management U.S. CLO 23 Ltd.
Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.55%, 01/20/39(a)(b)		1,540	1,542,583
Series 2024-23A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.88%, 01/20/39(a)(b)		2,470	2,473,815
GoldenTree Loan Management U.S. CLO 24 Ltd., Series 2025-24A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 10/20/38(a)(b)		7,500	7,489,869
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.37%, 04/20/34(a)(b)		450	450,022
GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9R, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.62%, 04/20/37(a)(b)		750	747,114
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		1,775	1,739,059
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		639	656,873
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 5.85%, 01/20/34(a)(b)		1,700	1,705,694
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.61%, 10/20/37(a)(b)		2,716	2,725,100
Series 2020-48A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.59%, 04/17/38(a)(b)		1,900	1,903,124
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 6.27%, 04/20/37(a)(b)		2,000	2,011,540
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/34(a)(b)		580	580,548
Series 2021-58A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.72%, 01/25/35(a)(b)		1,780	1,783,474
Series 2023-66A, Class AR, (3-mo. CME Term SOFR + 1.45%), 5.77%, 07/25/38(a)(b)		290	291,043
Series 2024-71A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.25%, 02/09/37(a)(b)		6,000	6,018,862
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.65%, 10/25/37(a)(b)		790	793,092
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.95%, 10/25/37(a)(b)		560	561,121
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 7.18%, 10/25/37(a)(b)		490	491,721
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.55%, 01/25/38(a)(b)		472	472,529
Series 2025-81A, Class A1, (3-mo. CME Term SOFR + 1.31%), 07/20/38(a)(b)(e)		250	249,527
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Partners Static Ltd., Series 2024-1A, Class AR, (3-mo. CME Term SOFR + 1.12%), 07/20/35(a)(b)(e)	USD	250	$ 250,000
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)		11,082	11,207,820
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		9,770	9,891,240
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		2,219	2,268,806
Series 2025-2A, Class A, 5.32%, 06/20/49(a)		9,012	9,092,382
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		1,179	971,768
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		356	320,811
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 6.30%, 09/01/26(a)(b)		1,365	1,366,795
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 6.12%, 03/01/28(a)(b)		4,053	4,060,523
Green Lakes Park CLO LLC, Series 2025-1A, Class ARR, (3-mo. CME Term SOFR + 1.18%), 5.46%, 01/25/38(a)(b)		12,480	12,483,120
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		5,163	5,265,093
Series 2024-1, Class B, 5.87%, 06/25/59(a)		764	777,673
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		1,941	1,957,046
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,685	1,694,551
Greenwood Park CLO Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.55%, 04/15/31(a)(b)		107	106,829
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 5.13%, 12/25/35(b)		283	127,208
Series 2006-14, Class A3A, (1-mo. CME Term SOFR + 0.61%), 4.93%, 09/25/36(b)		4,474	1,325,098
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,327	363,294
Series 2006-4, Class 1A1, 4.24%, 03/25/36(b)		655	441,279
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		24	4,270
GSAMP Trust
Series 2006-HE4, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.88%, 06/25/36(b)		2,900	2,457,614
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.83%, 01/25/47(b)		9	4,509
Series 2007-HS1, Class M5, (1-mo. CME Term SOFR + 3.49%), 7.81%, 02/25/47(b)		3,566	3,553,349
Series 2007-HS1, Class M7, (1-mo. CME Term SOFR + 3.49%), 7.81%, 02/25/47(b)		3,000	2,798,022
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.75%, 04/20/34(a)(b)		920	921,196
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.62%, 01/20/38(a)(b)		1,000	1,003,894
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.80%, 07/20/38(a)(b)		250	250,000
Hartwick Park CLO Ltd., Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.82%, 01/20/37(a)(b)		2,000	2,002,484
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(g)		2,780	2,831,235
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.03%, 07/25/36(b)		280	265,056

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.78%, 07/25/34(b)	USD	11	$ 10,813
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,759	5,546,975
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.70%, 05/20/32(a)(b)		7,077	7,117,185
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.07%, 04/20/35(a)(b)		510	511,020
JPMorgan Mortgage Acquisition Trust
Series 2006-CH1, Class M7, (1-mo. CME Term SOFR + 1.31%), 5.63%, 07/25/36(b)		3,498	3,131,712
Series 2007-CH1, Class MF1, 4.47%, 11/25/36(c)		100	102,424
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.82%, 07/20/36(a)(b)		1,800	1,802,200
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. CME Term SOFR + 1.25%), 6.10%, 07/28/42(b)		1,912	1,835,232
Kings Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.66%, 01/21/35(a)(b)		810	811,834
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.28%, 09/15/29(a)(b)		233	233,456
KKR CLO 17 Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.60%, 04/15/34(a)(b)		500	501,045
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/20/34(a)(b)		500	500,872
KKR CLO 35 Ltd., Series 35A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.47%, 01/20/38(a)(b)		1,000	1,000,168
Lake George Park CLO Ltd., Series 2025-1A, Class B, (3-mo. CME Term SOFR + 1.50%), 5.77%, 04/15/38(a)(b)		1,140	1,139,647
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/20/31(a)(b)		420	420,654
LCM 35 Ltd., Series 35A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.91%, 10/15/34(a)(b)		3,000	3,004,088
LCM 36 Ltd., Series 36A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.33%, 01/15/34(a)(b)		4,810	4,812,689
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/31(a)(b)		2,282	2,283,962
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.55%, 04/20/31(a)(b)		26	25,535
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		2,287	2,200,541
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)		541	104,184
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		681	637,372
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		361	357,185
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 4.52%, 06/25/37(a)(b)		72	47,343
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(a)		10,073	10,120,286
Security		Par (000)	Value
Asset-Backed Securities (continued)
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class B, 5.92%, 06/16/31(a)	USD	655	$ 658,075
Series 2025-P1, Class C, 6.56%, 06/16/31(a)		1,509	1,516,084
Series 2025-P1, Class D, 6.79%, 06/16/31(a)		612	614,873
Series 2025-P1, Class E, 9.28%, 06/16/31(a)		1,194	1,199,605
Series 2025-P1, Class F, 13.31%, 06/16/38(a)		456	458,141
Series 2025-P1, Class R, 0.00%, 07/16/40(a)		158	386,818
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,525	1,437,844
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	4,314,047
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	3,160,503
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		1,205	1,225,906
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		2,447	2,489,910
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		5,550	5,681,099
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		935	931,537
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		1,905	1,907,078
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		2,948	2,971,754
Series 2025-1A, Class A, 4.94%, 09/20/34(a)		5,984	6,030,755
Series 2025-1A, Class C, 5.68%, 09/20/34(a)		4,474	4,540,907
Lewey Park CLO Ltd., Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/21/37(a)(b)		4,230	4,235,639
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.85%, 01/17/37(a)(b)		3,194	3,193,924
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.70%, 08/17/42(a)(b)		1,340	1,335,771
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		749	632,273
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		2,896	2,343,994
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. CME Term SOFR + 0.47%), 4.79%, 03/25/46(b)		532	415,164
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.73%, 06/25/36(b)		2,932	1,367,452
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.75%, 08/25/36(b)		5,325	2,126,675
Series 2006-7, Class 2A4, (1-mo. CME Term SOFR + 0.59%), 4.91%, 08/25/36(b)		1,229	491,330
Series 2006-9, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.75%, 10/25/36(b)		1,924	592,326
Series 2006-WL3, Class 2A4, (1-mo. CME Term SOFR + 0.71%), 5.03%, 01/25/36(b)		2,779	2,560,758
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 5.92%, 01/17/30(a)(b)		820	819,783
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		5,996	6,016,986
Madison Park Funding LVII Ltd., Series 2022-57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.56%, 07/27/34(a)(b)		250	250,467
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 6.13%, 07/17/36(a)(b)		1,800	1,800,000
Madison Park Funding LXVII Ltd., Series 2024- 67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.33%, 04/25/37(a)(b)		4,230	4,254,375
Madison Park Funding LXXI Ltd., Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.41%, 04/23/38(a)(b)		7,910	7,898,338

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd., Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/22/37(a)(b)	USD	330	$ 331,583
Madison Park Funding XL Ltd., Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 5.58%, 05/28/30(a)(b)		1,109	1,109,864
Madison Park Funding XLII Ltd.
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.43%, 11/21/30(a)(b)		267	267,245
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.04%, 11/21/30(a)(b)		1,250	1,251,251
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.34%, 11/21/30(a)(b)		1,610	1,613,528
Madison Park Funding XLVIII Ltd., Series 2021- 48A, Class E, (3-mo. CME Term SOFR + 6.51%), 10.78%, 04/19/33(a)(b)		500	500,370
Madison Park Funding XVIII Ltd., Series 2015-18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.13%, 10/21/30(a)(b)		390	390,814
Madison Park Funding XXI Ltd., Series 2016-21A, Class AARR, (3-mo. CME Term SOFR + 1.34%), 5.60%, 10/15/32(a)(b)		490	491,408
Madison Park Funding XXIV Ltd.
Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.82%, 10/20/29(a)(b)		740	739,863
Series 2016-24A, Class CR2, (3-mo. CME Term SOFR + 2.05%), 6.32%, 10/20/29(a)(b)		1,000	998,500
Madison Park Funding XXIX Ltd., Series 2018-29A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.50%, 03/25/38(a)(b)		11,500	11,488,500
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.62%, 07/16/37(a)(b)		2,500	2,507,759
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.08%, 07/23/37(a)(b)		510	511,617
Madison Park Funding XXXIII Ltd., Series 2019- 33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.55%, 10/15/32(a)(b)		2,288	2,290,216
Madison Park Funding XXXV Ltd., Series 2019- 35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.93%, 04/20/32(a)(b)		720	720,132
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.79%, 04/15/37(a)(b)		570	571,995
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.18%, 01/22/35(a)(b)		750	747,477
Mariner CLO LLC, Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 5.87%, 01/23/37(a)(b)		890	892,731
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		700	677,886
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,550,186
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,724,560
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	4,129,027
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	3,328,349
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		4,126	4,178,682
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		1,969	2,031,441
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		2,800	2,913,599
Series 2024-BA, Class A, 4.91%, 11/20/38(a)		10,404	10,516,936
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,083	1,103,925
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2025-AA, Class A, 4.98%, 05/20/38(a)	USD	9,101	$ 9,224,488
Series 2025-AA, Class B, 5.33%, 05/20/38(a)		1,224	1,246,334
Series 2025-AA, Class C, 5.69%, 05/20/38(a)		3,732	3,795,422
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. CME Term SOFR + 1.97%), 6.29%, 06/25/35(b)		1,119	1,141,712
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.95%, 06/25/36(a)(b)		216	200,510
Series 2006-WMC2, Class A4, (1-mo. CME Term SOFR + 0.41%), 4.73%, 04/25/36(b)		3,176	636,101
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.99%, 05/25/37(b)		83	70,413
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.95%, 06/25/46(a)(b)		9	9,225
Meacham Park CLO Ltd., Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.87%, 10/20/37(a)(b)		2,270	2,273,116
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(c)		844	815,796
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.91%, 05/25/37(b)		894	647,694
Series 2007-H1, Class 1A2, (1-mo. CME Term SOFR + 3.61%), 7.93%, 10/25/37(b)		2,118	1,992,789
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.82%, 08/25/37(b)		1,761	1,572,386
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 6.95%, 09/17/37(a)(b)		1,134	1,137,111
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 6.47%, 06/19/37(a)(b)		2,684	2,684,674
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		5,410	5,424,763
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, (3-mo. CME Term SOFR + 1.21%), 5.48%, 01/18/36(a)(b)		1,470	1,469,863
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/18/36(a)(b)		12,690	12,704,276
Milford Park CLO Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.43%, 01/20/38(a)(b)		2,680	2,678,660
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		888	812,961
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		1,530	1,345,370
Milos CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.60%, 10/20/30(a)(b)		250	250,573
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.08%, 10/20/30(a)(b)		250	250,556
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 4.50%, 10/25/36(b)		1,276	552,439
Series 2007-NC1, Class A2D, (1-mo. CME Term SOFR + 0.33%), 4.65%, 11/25/36(b)		4,751	2,240,801
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 8.23%, 02/25/47(a)(b)		42	39,165
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		2,284	499,032

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)	USD	561	$ 151,439
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.93%, 11/25/36(b)		595	162,131
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		801	746,487
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,215	1,140,225
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		207	182,084
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		1,065	871,570
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		306	243,604
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		2,883	2,113,291
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		208	196,985
Myers Park CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 5.93%, 10/20/30(a)(b)		540	540,352
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.13%, 10/20/30(a)(b)		1,010	1,012,229
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 5.05%, 04/25/37(b)		380	363,853
Navient Education Loan Trust, Series 2025-A, Class D, 6.03%, 07/15/55(a)		1,410	1,419,969
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		462	457,647
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		1,783	1,730,104
Series 2020-CA, Class A2B, (1-mo. CME Term SOFR + 1.71%), 6.03%, 11/15/68(a)(b)		1,852	1,863,166
Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,623,837
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 5.51%, 04/15/60(a)(b)		393	387,587
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		561	503,281
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,643	2,467,040
Series 2024-A, Class A, 5.66%, 10/15/72(a)		8,294	8,400,627
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		707	691,112
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. CME Term SOFR + 0.91%), 5.23%, 04/20/62(a)(b)		887	885,468
Series 2021-A, Class A2, (1-mo. CME Term SOFR + 1.14%), 5.46%, 04/20/62(a)(b)		2,680	2,653,377
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		1,286	1,209,767
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		1,979	1,750,246
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		1,640	1,450,431
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	107,088
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	654,783
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	7,436,819
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		386	331,407
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	7,348,138
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,682,045
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,390,655
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,918,109
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		5,408	4,822,678
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,317,842
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	582,324
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 6.56%, 11/25/53(a)(b)		1,761	1,787,348
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 5.40%, 03/15/57(a)(b)		11,363	11,281,076
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 5.87%, 10/15/29(a)(b)		250	249,959
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 5.47%, 04/15/39(a)(b)	USD	1,935	$ 1,933,920
Neuberger Berman CLO XXI Ltd., Series 2016- 21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/39(a)(b)		5,000	5,015,000
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.93%, 01/20/32(a)(b)		910	909,540
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.51%, 01/20/35(a)(b)		876	876,808
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 01/20/35(a)(b)		1,000	1,000,822
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.58%, 04/16/33(a)(b)		3,557	3,560,282
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.77%, 01/20/37(a)(b)		1,220	1,218,713
Neuberger Berman Loan Advisers CLO 54 Ltd., Series 2024-54A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.23%, 04/23/38(a)(b)		970	973,638
Neuberger Berman Loan Advisers CLO 55 Ltd., Series 2024-55A, Class C, (3-mo. CME Term SOFR + 2.35%), 6.62%, 04/22/38(a)(b)		1,000	1,005,977
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.62%, 01/15/38(a)(b)		3,120	3,129,337
New Mountain CLO 7 Ltd., Series CLO-7A, Class A1, (3-mo. CME Term SOFR + 1.20%), 5.48%, 03/31/38(a)(b)		1,000	999,307
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		502	483,443
Series 2022-SFR2, Class F, 4.00%, 09/04/39(a)		3,692	3,450,185
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.83%, 10/25/36(a)(b)		88	112,024
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. CME Term SOFR + 0.59%), 4.91%, 11/25/36(b)		3,635	1,103,091
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.40%, 04/20/38(a)(b)		2,290	2,287,948
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.81%, 01/15/38(a)(b)		820	816,390
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 5.23%, 01/15/35(a)(b)		1,950	1,948,720
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.84%, 10/22/37(a)(b)		610	610,899
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.27%, 10/22/37(a)(b)		320	320,922
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		1,352	998,992
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		23	7,966
Series 2002-A, Class M1, 7.76%, 03/15/32(b)		1,508	1,517,870
Series 2002-C, Class M1, 6.89%, 11/15/32(b)		1,551	1,560,010
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 6.45%, 10/13/31(a)(b)		500	501,982

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2015-10A, Class AR3, (3-mo. CME Term SOFR + 1.31%), 5.59%, 01/26/38(a)(b)	USD	4,000	$ 4,011,568
Series 2016-12A, Class A1R3, (3-mo. CME Term SOFR + 1.37%), 5.64%, 10/18/37(a)(b)		2,500	2,509,702
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.95%, 10/18/37(a)(b)		5,360	5,366,825
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.61%, 11/26/37(a)(b)		5,589	5,610,033
Series 2017-13A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.97%, 11/26/37(a)(b)		430	430,857
Series 2018-15A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.54%, 01/20/38(a)(b)		4,500	4,505,871
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.47%, 04/10/33(a)(b)		1,295	1,296,204
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.67%, 07/20/37(a)(b)		1,680	1,685,352
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.64%, 07/20/37(a)(b)		1,100	1,103,522
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 7.37%, 07/20/37(a)(b)		360	360,255
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 6.22%, 04/18/37(a)(b)		370	371,555
Series 2020-8RA, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.53%, 10/17/36(a)(b)		3,169	3,174,400
Series 2020-8RA, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.93%, 10/17/36(a)(b)		730	730,907
Series 2020-8RA, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.18%, 10/17/36(a)(b)		250	250,671
Series 2021-21A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.45%, 01/20/38(a)(b)		1,500	1,499,652
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/20/37(a)(b)		340	340,508
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.93%, 10/15/37(a)(b)		2,180	2,188,287
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 6.25%, 10/15/37(a)(b)		2,180	2,185,072
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38(a)(b)		590	591,779
Series 2025-40A, Class A, (3-mo. CME Term SOFR + 1.14%), 5.46%, 04/16/38(a)(b)		2,720	2,715,932
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)		250	250,760
Octagon 57 Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)		870	871,655
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3- mo. CME Term SOFR + 1.75%), 6.08%, 11/16/36(a)(b)		6,100	6,127,139
Octagon 75 Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.20%), 5.49%, 01/22/38(a)(b)		1,000	1,000,139
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 5.48%, 04/16/31(a)(b)		880	880,254
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.42%, 10/20/30(a)(b)		702	702,786
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.07%, 10/20/30(a)(b)		5,640	5,649,519
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 5.88%, 07/19/30(a)(b)	USD	350	$ 350,088
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.56%, 07/17/30(a)(b)		207	207,154
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.54%, 01/25/31(a)(b)		101	100,684
Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 5.64%, 01/25/31(a)(b)		500	499,903
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.75%, 04/20/37(a)(b)		2,140	2,146,797
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.51%, 01/21/38(a)(b)		2,610	2,614,413
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.56%, 01/22/38(a)(b)		670	671,669
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/18/37(a)(b)		12,790	12,835,118
Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/18/37(a)(b)		2,600	2,606,117
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 10/20/37(a)(b)		670	672,214
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 07/19/38(a)(b)(e)		1,435	1,435,000
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.57%, 02/24/37(a)(b)		3,520	3,530,288
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/19/37(a)(b)		3,890	3,903,697
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/19/37(a)(b)		1,890	1,894,408
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, (3-mo. CME Term SOFR + 1.14%), 5.46%, 02/20/38(a)(b)		2,690	2,688,172
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.73%, 04/20/37(a)(b)		3,345	3,357,209
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 6.23%, 04/23/37(a)(b)		1,700	1,705,935
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/18/37(a)(b)		5,340	5,359,080
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.63%, 05/23/31(a)(b)		382	382,136
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 5.68%, 01/19/37(a)(b)		1,360	1,363,588
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/37(a)(b)		2,640	2,649,695
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.10%, 07/14/37(a)		4,519	4,587,590
OneMain Financial Issuance Trust
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	4,390,911
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	4,337,902

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust
Series 2023-2A, Class D, 7.52%, 09/15/36(a)	USD	1,720	$ 1,770,488
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		10,618	11,110,961
Series 2025-1A, Class D, 5.79%, 07/14/38(a)		1,842	1,859,295
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 5.17%, 11/25/35(b)		460	394,708
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		3,892	3,322,609
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		2,255	1,942,522
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		165	160,742
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 10/20/37(a)(b)		14,850	14,904,033
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/20/37(a)(b)		1,340	1,342,643
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.20%), 6.16%, 10/15/37(a)(b)		273	271,598
Owl Rock CLO V Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 6.05%, 04/20/34(a)(b)		1,350	1,353,295
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.72%, 04/20/38(a)(b)		460	460,460
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.98%, 07/24/36(a)(b)		2,990	3,000,684
OZLM XVIII Ltd., Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 6.07%, 04/15/31(a)(b)		550	550,994
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.61%, 01/17/31(a)(b)		143	142,851
Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 6.04%, 01/17/31(a)(b)		500	500,589
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(a)		82	81,204
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		1,000	827,471
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.72%, 11/14/34(a)(b)		2,380	2,385,548
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.98%, 11/15/36(a)(b)		960	963,938
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.67%, 01/15/35(a)(b)		390	390,996
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 07/15/38(a)(b)(e)		660	660,000
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)		250	250,000
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.70%), 07/15/38(a)(b)(e)		1,740	1,740,000
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.62%, 07/20/37(a)(b)		1,480	1,485,208
Series 2022-3A, Class B1R, (3-mo. CME Term SOFR + 1.60%), 5.87%, 07/20/37(a)(b)		250	250,323
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 7.22%, 07/20/37(a)(b)		450	450,116
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2023-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.52%, 01/20/38(a)(b)	USD	2,000	$ 2,003,781
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.92%, 07/20/37(a)(b)		2,300	2,305,594
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 2.01%), 6.27%, 10/15/29(a)(b)		250	250,553
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 7.12%, 10/15/29(a)(b)		250	251,596
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.16%, 10/15/30(a)(b)		2,730	2,738,824
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 6.46%, 10/15/30(a)(b)		1,360	1,363,029
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 7.36%, 10/15/30(a)(b)		250	251,748
Series 2022-3A, Class A1BR, (3-mo. CME Term SOFR + 1.40%), 5.66%, 04/15/31(a)(b)		250	250,033
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.86%, 04/15/31(a)(b)		10,380	10,388,033
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 5.71%, 10/15/32(a)(b)		1,150	1,150,464
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.69%, 07/20/37(a)(b)		430	431,721
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.64%, 01/25/38(a)(b)		757	759,578
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.47%, 04/25/38(a)(b)		4,500	4,498,650
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(g)		9,000	9,015,300
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.61%, 07/20/34(a)(b)		580	581,466
Point Broadband & Funding LLC, Series 2025-1A, Class C, 07/20/55(a)(e)		8,114	8,113,922
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. CME Term SOFR + 0.65%), 4.97%, 05/25/36(b)		2,797	2,644,059
Post CLO VI Ltd., Series 2024-2A, Class A1, (3- mo. CME Term SOFR + 1.42%), 5.88%, 01/20/38(a)(b)		1,650	1,657,880
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/51(a)(b)		4,320	4,316,666
Series 2024-NPL4, Class A1, 7.00%, 07/25/54(a)(c)		4,300	4,307,050
Series 2024-NPL5, Class A1, 5.96%, 09/25/54(a)(c)		3,540	3,543,916
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.93%, 07/25/51(a)(b)		581	587,419
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.18%, 07/25/51(a)(b)		581	595,454
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 10.33%, 07/25/51(a)(b)		434	446,663
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		843	799,657
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,407	3,310,192
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,752,926

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)	USD	3,577	$ 3,506,955
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	4,370,542
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	2,293,820
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,658,554
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,000	1,842,941
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		2,000	1,838,119
Series 2024-SFR4, Class E1, 3.33%, 07/17/41(a)		5,640	5,107,820
Series 2024-SFR4, Class E2, 3.40%, 07/17/41(a)		5,000	4,475,468
PRP Advisors LLC, Series 2021-4, Class A1, 5.87%, 04/25/26(a)(c)		2,488	2,490,200
RAAC Trust, Series 2006-SP3, Class M3, (1-mo. CME Term SOFR + 1.46%), 5.78%, 08/25/36(b)		1,662	1,603,270
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 5.46%, 10/15/30(a)(b)		76	75,714
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.62%, 01/20/34(a)(b)		1,520	1,522,735
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.18%, 01/20/34(a)(b)		820	823,276
Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 10.73%, 01/20/34(a)(b)		4,500	4,534,402
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/37(a)(b)		250	250,813
Rad CLO 21 Ltd.
Series 2023-21A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.35%, 01/25/37(a)(b)		1,200	1,200,887
Series 2023-21A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.83%, 01/25/37(a)(b)		2,000	1,997,189
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3- mo. CME Term SOFR + 2.05%), 6.32%, 04/20/37(a)(b)		1,090	1,096,682
Rad CLO 27 Ltd., Series 2024-27A, Class A1, (3- mo. CME Term SOFR + 1.32%), 5.61%, 01/15/38(a)(b)		6,320	6,338,593
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.66%, 10/20/37(a)(b)		4,670	4,689,213
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.63%, 04/17/36(a)(b)		700	701,050
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.18%, 04/17/36(a)(b)		2,500	2,510,121
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 6.88%, 04/17/36(a)(b)		1,340	1,345,418
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 8.43%, 04/17/36(a)(b)		480	477,337
RAMP Trust, Series 2007-RS1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.99%, 02/25/37(b)		2,074	461,080
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.90%, 04/25/44(a)(b)		737	772,364
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(c)		484	481,964
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.63%, 01/25/38(a)(b)		1,510	1,515,000
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta 31 Funding Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.17%), 5.40%, 03/25/38(a)(b)	USD	1,750	$ 1,749,645
Series 2025-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 5.83%, 03/25/38(a)(b)		1,630	1,631,776
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.63%, 07/25/38(a)(b)		2,900	2,907,830
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 5.69%, 04/20/34(a)(b)		3,000	3,008,116
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 6.18%, 06/20/34(a)(b)		250	250,400
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.68%, 07/17/37(a)(b)		2,660	2,668,809
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.03%, 07/17/37(a)(b)		4,650	4,663,033
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37(a)(b)		4,920	4,938,974
Regatta XIX Funding Ltd.
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.59%, 04/20/35(a)(b)		250	250,861
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.12%, 04/20/35(a)(b)		1,140	1,143,739
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.42%, 04/15/38(a)(b)		10,972	10,966,564
Regatta XX Funding Ltd., Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.44%, 01/15/38(a)(b)		800	800,626
Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.68%, 01/20/35(a)(b)		840	842,241
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/38(a)(b)		1,080	1,083,639
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.81%, 04/26/37(a)(b)		2,040	2,047,509
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 03/17/31(a)		6	5,922
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	1,016,371
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	763,343
Series 2021-3, Class A, 3.88%, 10/17/33(a)(g)		10,210	9,776,075
Series 2022-1, Class A, 3.07%, 03/15/32(a)		1,449	1,438,165
Series 2022-1, Class B, 3.71%, 03/15/32(a)		5,452	5,382,461
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	1,109,126
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	2,073,225
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,637	1,699,172
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,418	1,425,758
Series 2024-2, Class D, 6.33%, 12/15/33(a)		1,665	1,677,616
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.64%, 11/25/35(c)		357	355,901
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/31(a)		3,550	3,440,854
Series 2024-A, Class B, 6.47%, 08/20/32(a)		4,430	4,537,287
Series 2024-A, Class C, 7.28%, 08/20/32(a)		1,794	1,842,013
Series 2024-A, Class D, 9.49%, 08/20/32(a)		4,072	4,171,542

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/34(a)(b)	USD	1,100	$ 1,101,980
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.63%, 04/20/34(a)(b)		500	501,283
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.02%, 10/15/29(a)(b)		1,250	1,253,287
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.42%, 10/15/29(a)(b)		1,000	1,002,249
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.37%, 10/15/29(a)(b)		1,000	1,001,964
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.72%, 10/20/30(a)(b)		769	769,279
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.68%, 05/20/31(a)(b)		672	673,161
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/20/31(a)(b)		116	116,448
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 6.33%, 10/20/31(a)(b)		620	621,183
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/20/34(a)(b)		3,500	3,506,362
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.69%, 07/20/34(a)(b)		1,510	1,512,518
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 5.42%, 07/25/31(a)(b)		150	150,115
Romark CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.57%, 10/23/30(a)(b)		696	696,846
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.56%, 04/20/31(a)(b)		977	978,119
RR 12 Ltd., Series 2020-12A, Class A2R3, (3-mo. CME Term SOFR + 1.60%), 5.86%, 01/15/36(a)(b)		1,210	1,211,189
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 6.12%, 10/15/34(a)(b)		650	651,172
RR 19 Ltd., Series 2021-19A, Class A2R, (3-mo. CME Term SOFR + 1.55%), 5.92%, 04/15/40(a)(b)		250	250,041
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.81%, 04/15/37(a)(b)		250	250,941
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.65%, 07/15/39(a)(b)		250	250,799
RR 32 Ltd.
Series 2024-32RA, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.62%, 10/15/39(a)(b)		11,850	11,892,848
Series 2024-32RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.96%, 10/15/39(a)(b)		2,690	2,698,266
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.70%, 01/30/38(a)(b)		3,670	3,680,925
Sandstone Peak II Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 2.20%), 6.47%, 07/20/36(a)(b)		2,000	2,000,000
Sandstone Peak Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.54%, 10/15/34(a)(b)		250	250,656
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sandstone Peak Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 5.94%, 10/15/34(a)(b)	USD	3,360	$ 3,367,840
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 6.09%, 10/15/34(a)(b)		1,290	1,293,382
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.12%, 08/25/35(c)		397	300,078
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.65%, 02/25/37(b)		375	157,152
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.97%, 02/25/37(b)		1,996	837,159
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.87%, 01/25/37(b)		446	325,861
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		1,122	1,093,301
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		2,187	2,226,287
SESAC Finance LLC
Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,458	2,446,959
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		666	678,735
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.75%, 07/25/36(b)		182	37,376
Shackleton CLO Ltd.
Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.64%, 07/15/30(a)(b)		54	53,809
Series 2013-4RA, Class A1A, (3-mo. CME Term SOFR + 1.26%), 5.50%, 04/13/31(a)(b)		114	113,621
Signal Peak CLO 14 Ltd., Series 2024-14A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.59%, 01/22/38(a)(b)		3,850	3,860,857
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.83%, 04/25/37(a)(b)		1,810	1,816,607
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.48%, 04/25/37(a)(b)		390	392,753
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/20/37(a)(b)		600	602,462
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.07%, 10/20/37(a)(b)		480	481,518
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/20/37(a)(b)		1,230	1,235,623
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/38(a)(b)		1,820	1,825,824
Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.89%, 04/15/37(a)(b)		2,900	2,911,475
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/20/37(a)(b)		970	973,731
Silver Point CLO 7 Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.65%, 01/15/38(a)(b)		760	762,232
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.43%, 04/15/38(a)(b)		4,090	4,088,233
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/21/37(a)(b)		1,290	1,294,273

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 5.47%, 01/20/38(a)(b)	USD	1,950	$ 1,949,173
Series 2019-14A, Class ER2, (3-mo. CME Term SOFR + 4.65%), 8.97%, 01/20/38(a)(b)		1,250	1,229,922
Sixth Street CLO XX Ltd.
Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.18%, 10/20/34(a)(b)		970	971,534
Series 2021-20A, Class BR, (3-mo. CME Term SOFR + 1.65%), 07/17/38(a)(b)(e)		970	970,000
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3-mo. CME Term SOFR + 0.57%), 4.89%, 12/15/38(b)		708	698,527
Series 2005-B, Class A4, (3-mo. CME Term SOFR + 0.59%), 4.91%, 06/15/39(b)		562	547,490
Series 2006-BW, Class A5, (3-mo. CME Term SOFR + 0.46%), 4.78%, 12/15/39(b)		1,123	1,090,632
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 9.18%, 10/15/41(a)(b)		2,130	2,231,164
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		492	489,225
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.33%, 09/15/34(a)(b)		85	84,752
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		158	156,038
Series 2017-B, Class A2B, (1-mo. CME Term SOFR + 0.86%), 5.18%, 10/15/35(a)(b)		259	258,732
Series 2018-A, Class A2B, (1-mo. CME Term SOFR + 0.91%), 5.23%, 02/15/36(a)(b)		765	764,627
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		1,261	1,230,485
Series 2021-A, Class C, 2.99%, 01/15/53(a)		2,100	1,834,402
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		398	360,771
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		271	245,581
Series 2021-B, Class A, 1.31%, 07/17/51(a)		1,593	1,493,050
Series 2021-C, Class A2, (1-mo. CME Term SOFR + 0.91%), 5.23%, 01/15/53(a)(b)		1,001	989,780
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		903	824,898
Series 2021-C, Class B, 2.30%, 01/15/53(a)		613	592,681
Series 2024-A, Class A1A, 5.24%, 03/15/56(a)		1,663	1,690,758
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.75%, 03/15/56(a)(b)		12,803	12,925,631
Series 2024-A, Class B, 5.88%, 03/15/56(a)		2,415	2,477,596
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 5.40%, 06/17/52(a)(b)		2,296	2,279,380
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34(a)		16,296	16,326,455
Series 2025-1, Class B, 5.12%, 02/27/34(a)		1,373	1,386,490
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		2,204	2,230,208
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		3,439	3,454,122
SoFi Professional Loan Program LLC
Series 2018-A, Class B, 3.61%, 02/25/42(a)		290	280,437
Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		198	193,393
SoFi Professional Loan Program Trust
Series 2018-B, Class BFX, 3.83%, 08/25/47(a)		156	150,097
Series 2018-D, Class BFX, 4.14%, 02/25/48(a)		100	96,592
Series 2020-A, Class BFX, 3.12%, 05/15/46(a)		226	193,232
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.61%, 01/26/31(a)(b)		61	61,448
Security		Par (000)	Value
Asset-Backed Securities (continued)
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 5.23%, 01/25/35(b)	USD	82	$ 69,055
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 5.45%, 11/25/35(b)		313	250,177
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.96%, 01/25/37(b)		447	427,351
Southwick Park CLO LLC
Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 07/20/32(a)(b)		430	430,963
Series 2019-4A, Class B1R, (3-mo. CME Term SOFR + 1.76%), 6.03%, 07/20/32(a)(b)		380	379,179
SPLT
Series 23-1, Class R1, 0.00%, 10/15/30(a)		43	1,984,536
Series 24-1, Class R1, 0.00%, 02/12/31(a)		135	3,818,520
SpringCastle America Funding LLC, Series 2020- AA, Class A, 1.97%, 09/25/37(a)		723	680,157
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 5.77%, 10/15/30(a)(b)		31	31,113
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)		1,000	1,110
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(a)		3,577	3,602,710
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1-mo. CME Term SOFR + 1.61%), 5.93%, 11/25/34(b)		83	90,166
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A3, (1-mo. CME Term SOFR + 0.71%), 5.03%, 01/25/37(a)(b)		1,410	1,155,586
Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 5.48%, 05/25/37(a)(b)		1,642	1,290,263
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		3,588	3,675,764
Sycamore Tree CLO Ltd.
Series 2023-3A, Class BR, (3-mo. CME Term SOFR + 2.15%), 6.42%, 04/20/37(a)(b)		1,000	1,005,360
Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.52%, 04/20/36(a)(b)		2,150	2,154,303
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.55%, 01/05/38(a)(b)		730	732,361
Symphony CLO 46 Ltd., Series 2024-46A, Class A2, (3-mo. CME Term SOFR + 1.59%), 5.86%, 01/20/38(a)(b)		420	420,739
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.48%, 04/16/31(a)(b)		600	601,029
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.46%, 10/15/31(a)(b)		1,154	1,155,958
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.81%, 01/16/32(a)(b)		640	638,624
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 5.16%, 07/15/32(a)(b)		1,540	1,537,812
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.48%, 01/23/32(a)(b)		199	199,814

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/20/33(a)(b)	USD	569	$ 569,518
TCI-Flatiron CLO Ltd., Series 2018-1A, Class ANR, (3-mo. CME Term SOFR + 1.32%), 5.60%, 01/29/32(a)(b)		135	135,026
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.07%, 07/15/30(a)(b)		1,000	1,001,450
TCW CLO Ltd., Series 2019-2A, Class A1R2, (3- mo. CME Term SOFR + 1.27%), 5.59%, 01/20/38(a)(b)		1,200	1,202,038
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 5.45%, 06/25/36(b)		257	229,187
Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.57%, 04/20/34(a)(b)		950	951,527
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/15/34(a)(b)		4,500	4,508,100
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 6.02%, 01/15/34(a)(b)		320	320,350
TICP CLO VII Ltd.
Series 2017-7A, Class ASR2, (3-mo. CME Term SOFR + 1.30%), 5.56%, 04/15/33(a)(b)		1,430	1,432,418
Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 6.16%, 04/15/33(a)(b)		2,740	2,743,268
Series 2017-7A, Class ER, (3-mo. CME Term SOFR + 7.31%), 11.57%, 04/15/33(a)(b)		600	599,387
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.81%, 04/25/37(a)(b)		250	250,920
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.33%, 04/25/37(a)(b)		2,760	2,776,253
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.43%, 05/25/58(a)(b)		634	648,917
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/21/34(a)(b)		2,060	2,063,658
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.74%, 07/25/37(a)(b)		1,470	1,476,503
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.45%, 04/25/38(a)(b)		1,300	1,299,412
Tricon American Homes Trust, Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,976,633
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	3,174,993
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	2,044,655
Trimaran CAVU Ltd.
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.79%, 10/25/34(a)(b)		300	303,250
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/25/38(a)(b)		830	833,653
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 6.01%, 01/25/38(a)(b)		620	620,560
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 5.93%, 10/18/31(a)(b)		250	250,097
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 5.34%, 01/25/35(a)(b)	USD	3,250	$ 3,250,276
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.70%, 01/20/35(a)(b)		250	250,437
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.83%, 04/25/37(a)(b)		620	622,264
Upgrade Master Pass-Thru Trust, Series 2025- ST4, Class A, 08/16/32(a)(e)		3,263	3,263,000
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.40%, 07/20/32(a)(b)		1,430	1,430,786
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.92%, 07/20/32(a)(b)		290	289,133
VOLT CVI LLC, Series 2021-NP12, Class A1, 5.73%, 12/26/51(a)(c)		6,915	6,893,677
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.51%, 04/25/31(a)(b)		234	234,266
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 5.68%, 10/18/31(a)(b)		229	229,569
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/20/31(a)(b)		427	427,483
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 5.49%, 04/17/30(a)(b)		52	52,174
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.48%, 04/19/31(a)(b)		296	295,894
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 5.83%, 04/19/31(a)(b)		250	250,003
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.52%, 07/15/31(a)(b)		107	106,970
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.46%, 10/15/31(a)(b)		169	169,033
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.47%, 07/20/32(a)(b)		3,614	3,620,683
Series 2020-2A, Class A1RR, (3-mo. CME Term SOFR + 1.31%), 5.59%, 01/20/38(a)(b)		3,000	3,009,590
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/20/38(a)(b)		810	811,497
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.74%, 08/25/36(b)		5,377	5,182,106
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.79%, 09/25/36(b)		195	49,473
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.42%, 10/25/36(b)		2,270	1,708,291
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 4.55%, 11/25/36(b)		197	61,306
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 4.77%, 11/25/36(b)		1,745	546,803
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.67%, 05/25/37(b)		95	84,456
Wellington Management CLO 1 Ltd., Series 2023- 1A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.07%, 10/20/36(a)(b)		550	551,551
Wellington Management CLO 4 Ltd., Series 2025- 4A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/18/38(a)(b)		1,520	1,517,846

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.60%, 07/24/36(a)(b)	USD	5,077	$ 5,081,541
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.66%, 10/24/37(a)(b)		9,171	9,206,530
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.03%, 10/24/37(a)(b)		410	408,305
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.53%, 10/15/35(a)(b)		8,672	8,684,822
Whitebox CLO V Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.70%), 07/20/38(a)(b)(e)		1,000	1,000,000
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 10/20/37(a)(b)		2,390	2,400,011
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 10.02%, 10/20/37(a)(b)		250	254,365
Wireless PropCo Funding LLC, Series 2025-1A, Class C, 8.51%, 06/25/55(a)(g)		4,744	4,743,950
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.83%, 06/25/37(a)(b)		407	125,993
Total Asset-Backed Securities — 46.6% (Cost: $1,804,912,065)			1,772,865,960
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%(g)(h)(i)(j)		500	—
0.00%(g)(h)(i)(j)		250	—
			—
Insurance — 0.0%
Ambac Assurance Corp., 5.10%(a)(j)		58	77,953
Total Corporate Bonds — 0.0% (Cost: $75,211)			77,953
Floating Rate Loan Interests(b)(g)
Financial Services — 0.3%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 12/06/29		2,212	2,194,333
Promontoria Beech DAC, 1st Lien Term Loan, (1- mo. EURIBOR at 0.00% Floor + 3.75%), 5.64%, 05/17/27	EUR	2,382	2,806,080
Sirocco Lux S.A., Facility A, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 6.14%, 02/28/26		5,528	6,511,145
			11,511,558
Total Floating Rate Loan Interests — 0.3% (Cost: $10,789,260)			11,511,558
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 22.9%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)	USD	4,956	5,021,817
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)	USD	4,624	$ 4,642,318
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		4,238	4,294,463
Series 2025-NQM2, Class A1, 5.79%, 06/25/70(a)(b)		5,861	5,895,067
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		7,870	7,874,978
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 4.17%, 05/25/36(b)		4,068	3,079,101
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.63%, 01/25/45(a)(b)		723	440,584
Series 2015-3, Class B5, 3.46%, 04/25/45(a)(b)		832	511,127
Series 2015-4, Class B5, 3.49%, 06/25/45(a)(b)		580	335,222
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		6	1,918
Series 2020-C, Class C, 0.00%, 09/27/60(a)		6	82
Series 2021-C, Class A, 5.12%, 01/25/61(a)(c)		1,699	1,694,464
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)		846	834,438
Series 2021-C, Class C, 0.00%, 01/25/61(a)		2,010	2,345,588
Series 2021-D, Class A, 5.00%, 03/25/60(a)(c)		4,221	4,225,192
Series 2021-D, Class B, 4.00%, 03/25/60(a)(b)		1,656	1,810,959
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)		2,376	2,816,902
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		9,888	8,683,356
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		1,770	1,353,273
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		1,068	684,815
Series 2021-E, Class B3, 4.01%, 12/25/60(a)(b)		632	187,938
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		698	502,284
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)		4	1,871
Series 2021-F, Class A, 4.88%, 06/25/61(a)(c)		15,870	15,855,736
Series 2021-F, Class B, 3.75%, 06/25/61(a)(c)		4,538	4,498,513
Series 2021-F, Class C, 0.00%, 06/25/61(a)		6,779	6,451,691
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		478	432,935
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		255	230,111
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,466,434
Series 2022-A, Class C, 3.00%, 10/25/61(a)		938	1,013,345
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	250,718
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,250	996,476
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	63,290
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		376	339,512
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		322	290,025
Series 2022-B, Class B, 3.00%, 03/27/62(a)		1,789	1,394,573
Series 2022-B, Class C, 3.00%, 03/27/62(a)		1,735	1,337,229
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		241	216,745
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,198	1,038,092
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		9,078	8,581,727
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		515	458,421
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		292	252,215
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		1,717	1,274,418
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		1,312	591,880
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		884	760,841
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		11,100	10,555,957
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		789	696,534
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		421	358,862
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		3,678	2,649,029
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		368	312,660
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		2,284	1,818,018
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.64%, 10/25/46(b)		79	39,888

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, (1-mo. CME Term SOFR + 0.30%), 4.62%, 12/25/46(b)	USD	4,025	$ 3,432,754
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.10%, 02/25/47(b)		31	10,621
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1-mo. CME Term SOFR + 1.74%), 6.06%, 05/25/36(b)		15,106	1,276,508
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/49(a)(b)		405	377,845
Series 2021-4, Class B1, 3.20%, 01/20/65(a)(b)		200	140,148
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		221	208,225
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		6,534	6,491,578
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		941	936,633
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)		2,132	2,127,278
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		2,645	2,654,644
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		4,862	4,876,097
Series 2025-5, Class A1, 5.57%, 04/25/70(a)(c)		12,408	12,446,699
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.01%, 07/31/57(a)(b)		2,261	836,730
Banc of America Alternative Loan Trust
Series 2006-4, Class 3CB1, (1-mo. CME Term SOFR + 0.91%), 5.23%, 05/25/46(b)		393	338,181
Series 2006-7, Class A4, 6.50%, 10/25/36(c)		2,254	598,236
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		14	11,611
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)		7,003	2,426,954
Series 2015-R3, Class 1A2, 3.70%, 03/27/36(a)(b)		1,806	1,533,996
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)		88	88,328
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		675	493,464
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 5.00%, 11/25/51(a)(c)		5,041	5,026,816
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(c)		1,072	1,088,998
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)		2,188	2,910,667
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		2,884	2,868,513
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(c)		5,542	5,434,275
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(c)		1,242	1,214,525
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)		2,087	602,892
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		13	10,548
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		10,389	10,520,453
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		1,652	1,675,629
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		997	1,012,566
Series 2023-NQM3, Class B1, 7.98%, 10/25/63(a)(b)		681	686,753
Series 2023-NQM3, Class B2, 7.98%, 10/25/63(a)(b)		573	569,549
Series 2023-NQM3, Class B3, 7.98%, 10/25/63(a)(b)		1,567	1,507,319
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class M1, 7.98%, 10/25/63(a)(b)	USD	1,134	$ 1,160,593
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)		0 (k)	213
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		1,523	1,528,626
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		1,038	1,040,730
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		792	795,405
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		512	518,376
Series 2024-NQM1, Class B2, 8.70%, 01/25/64(a)(b)		469	472,022
Series 2024-NQM1, Class B3, 8.70%, 01/25/64(a)(b)		1,007	976,150
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		879	887,549
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)		2	1,973
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		13,995	14,089,503
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		1,103	1,110,438
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)		1,925	1,939,919
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,109	1,118,411
Series 2024-NQM3, Class B2, 8.04%, 06/25/64(a)(b)		1,016	1,013,362
Series 2024-NQM3, Class B3, 8.04%, 06/25/64(a)(b)		2,779	2,648,045
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		1,617	1,629,707
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)		2	2,302
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)		25,923	25,731,172
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)		2,438	2,418,982
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)		2,732	2,713,900
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)		1,145	1,145,088
Series 2024-NQM4, Class B2, 7.57%, 12/26/64(a)(b)		873	857,217
Series 2024-NQM4, Class B3, 7.57%, 12/26/64(a)(b)		1,999	1,888,192
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)		1,882	1,899,942
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)		4	3,629
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)		25,325	25,487,910
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)		2,311	2,323,354
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)		2,201	2,215,463
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)		1,321	1,301,294

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2025-NQM1, Class B2, 7.83%, 01/25/65(a)(b)	USD	1,148	$ 1,132,239
Series 2025-NQM1, Class B3, 7.83%, 01/25/65(a)(b)		2,546	2,427,867
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)		2,125	2,157,165
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)		4	4,179
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(a)(c)		24,200	24,454,843
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(a)(c)		1,916	1,936,726
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(a)(c)		3,765	3,805,147
Series 2025-NQM2, Class B1, 7.69%, 05/25/65(a)(b)		1,176	1,168,077
Series 2025-NQM2, Class B2, 7.69%, 05/25/65(a)(b)		467	443,664
Series 2025-NQM2, Class B3, 7.69%, 05/25/65(a)(b)		86	72,911
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(a)(b)		2,386	2,427,236
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(a)(b)		2	1,639
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 5.03%, 07/26/36(a)(b)		1,040	1,043,576
Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.29%, 05/28/36(a)(b)		176	169,049
Bear Stearns ALT-A Trust
Series 2005-7, Class 26A1, 4.91%, 09/25/35(b)		1,306	445,383
Series 2007-1, Class 21A1, 4.82%, 01/25/47(b)		2,697	1,298,334
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(c)		113	116,643
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 03/25/36(b)		1,826	474,325
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.71%, 08/25/36(b)		236	232,971
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.77%, 03/25/37(b)		163	155,293
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.64%, 06/25/37(b)		14	13,598
BRAVO Residential Funding Trust
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)(b)		1,427	1,163,259
Series 2023-NQM6, Class B1, 8.00%, 09/25/63(a)(b)		1,500	1,511,157
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		566	572,807
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)		845	857,934
Series 2024-NQM6, Class B2, 8.04%, 08/01/64(a)(b)		250	247,944
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		6,086	6,115,337
Series 2025-NQM5, Class A1, 5.50%, 02/25/65(a)(c)		4,232	4,244,655
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)		3,330	3,375,665
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)	USD	192	$ 181,790
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		473	442,257
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		358	343,417
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)		1,285	1,261,260
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)		177	170,290
Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(a)(b)		437	390,988
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		2,678	967,379
Series 2007-S6, Class 1A1, 6.00%, 12/25/37		8,990	3,616,529
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(b)		1,944	1,842,662
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(b)		6,533	6,356,076
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(c)		387	388,375
CIM Trust
Series 2019-J2, Class B4, 3.76%, 10/25/49(a)(b)		832	674,466
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		698	702,862
Series 2025-NR1, Class A1, 5.00%, 06/25/64(a)(c)		13,060	12,799,202
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		341	298,650
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,462	1,376,509
Series 2008-2, Class 1A1, 6.50%, 06/25/38		231	192,812
Citigroup Mortgage Loan Trust
Series 2007-6, Class 1A2A, 4.13%, 03/25/37(b)		3,342	2,459,597
Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.93%, 05/25/37(b)		999	924,539
Series 2009-12, Class 5A2, 4.63%, 07/25/37(a)(b)		5,152	2,243,126
Series 2014-C, Class B2, 4.25%, 02/25/54(a)(b)		317	314,792
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(b)		984	960,551
Series 2022-A, Class A1, 6.17%, 09/25/62(a)(c)		5,690	5,684,990
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,341	1,187,590
Series 2007-A6, Class 1A21, 5.50%, 06/25/37		803	680,224
COLT Mortgage Loan Trust
Series 2020-2, Class M1, 5.25%, 03/25/65(a)(b)		761	763,203
Series 2021-HX1, Class B1, 3.11%, 10/25/66(a)(b)		1,471	1,097,546
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)		1,000	776,268
Series 2022-1, Class B2, 4.16%, 12/27/66(a)(b)		227	193,363
Series 2022-3, Class B1, 4.22%, 02/25/67(a)(b)		3,500	3,015,650
Series 2022-5, Class B1, 4.68%, 03/25/67(a)(b)		1,707	1,578,481
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)		3,128	3,129,738
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		67	53,739
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 06/25/35(b)		982	865,121
Series 2005-29CB, Class A6, 5.50%, 07/25/35		214	124,188
Series 2005-51, Class 3A3A, (1-mo. CME Term SOFR + 0.75%), 5.08%, 11/20/35(b)		357	317,924
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.79%, 11/25/35(b)		412	306,742
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 5.10%, 11/20/35(b)		828	812,932

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.40%, 02/25/36(b)	USD	327	$ 297,497
Series 2005-9CB, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.93%, 05/25/35(b)		1,011	892,295
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		980	442,077
Series 2006-13T1, Class A3, 6.00%, 05/25/36		1,647	738,036
Series 2006-28CB, Class A14, 6.25%, 10/25/36		645	318,052
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36		2,176	1,298,748
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		172	64,796
Series 2006-J4, Class 2A1, 6.00%, 07/25/36		3,281	1,870,615
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,794	1,308,205
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.81%, 09/25/46(b)		192	178,453
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.89%, 03/25/36(b)		581	573,199
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.89%, 11/25/36(b)		458	395,220
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.93%, 07/25/46(b)		2,611	2,251,754
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,117	491,766
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		163	74,210
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 5.24%, 03/25/47(b)		121	102,619
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1-mo. CME Term SOFR + 1.51%), 5.83%, 08/25/35(b)		2,190	1,395,873
Series 2006-17, Class A6, 6.00%, 12/25/36		196	86,438
Series 2007-1, Class A2, 6.00%, 03/25/37		204	90,012
Series 2007-14, Class A18, 6.00%, 09/25/37		6,054	3,021,268
Series 2007-15, Class 2A2, 6.50%, 09/25/37		621	222,491
Series 2007-16, Class A1, 6.50%, 10/25/37		4,205	1,720,093
Series 2007-9, Class A1, 5.75%, 07/25/37		747	349,405
Series 2007-9, Class A11, 5.75%, 07/25/37		408	190,950
Series 2007-HYB1, Class 3A1, 4.25%, 03/25/37(b)		1,108	947,134
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		2,842	1,251,120
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	14,658
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		372	197,364
Series 2006-4, Class 4A1, 7.00%, 05/25/36		5,027	1,277,762
Series 2007-5, Class 1A11, 7.00%, 08/25/37(b)		1,853	871,883
Series 2014-10R, Class 5A2, 4.15%, 05/27/36(a)(b)		861	286,762
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.68%, 08/27/36(a)(b)		59	48,348
Series 2014-SAF1, Class B5, 3.84%, 03/25/44(a)(b)		1,577	1,175,078
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.66%, 03/27/36(a)(b)		1,123	868,999
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(b)		8,400	7,048,911
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(b)		3,299	2,594,482
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Trust
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)	USD	590	$ 438,375
Series 2021-RPL9, Class A1, 3.78%, 02/25/61(a)(b)		3,429	3,396,007
Series 2022-ATH3, Class B1, 7.10%, 08/25/67(a)(b)		1,989	1,991,104
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(a)(b)		4,360	3,965,437
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)		2,291	2,236,765
Series 2022-NQM6, Class PT, 8.85%, 12/25/67(a)(b)		6,438	6,400,063
Cross Mortgage Trust
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(c)		1,320	1,339,613
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)		9,163	9,188,746
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)		3,719	3,737,201
Series 2025-H1, Class M1, 6.48%, 02/25/70(a)(b)		1,405	1,419,166
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		11,247	11,247,259
Series 2025-H4, Class A1, 5.60%, 06/25/70(a)(b)		6,342	6,386,559
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		150	132,065
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(b)		1,620	1,478,531
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(b)		3,671	2,743,392
Series 2022-2, Class M1, 4.31%, 03/25/67(a)(b)		884	782,060
Series 2022-3, Class B1, 5.27%, 07/25/67(a)(b)		1,349	1,186,437
Series 2022-3, Class M1, 5.27%, 07/25/67(a)(b)		2,742	2,541,883
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		4,625	4,649,528
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		14	11,948
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(a)(b)		999	507,937
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.91%, 09/25/67(a)(b)		1,629	1,409,948
Series 2023-1, Class B1, 6.75%, 02/25/68(a)(b)		2,600	2,581,032
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)		8,655	8,682,547
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)		9,800	9,824,763
Series 2025-INV2, Class A1, 5.39%, 05/26/70(a)(c)		8,739	8,750,394
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA12, Class 2A1, 4.94%, 02/25/36(b)		13	8,222
Series 2006-AA7, Class A1, 4.87%, 01/25/37(b)		2,562	2,039,750
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		1,689	1,657,159
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(b)		2,533	2,375,079
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,151	839,137
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		251	233,957
Series 2022-NQM2, Class M1, 4.20%, 02/25/67(a)(b)		711	591,078
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(c)		3,017	3,006,180
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		3,569	3,387,887

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 6.40%, 03/25/36(b)	USD	13	$ 12,284
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(b)		206	194,143
Series 2020-PJ2, Class B4, 3.64%, 07/25/50(a)(b)		1,040	870,617
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)		305	278,188
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. CME Term SOFR + 0.51%), 4.83%, 06/25/34(a)(b)		2,493	2,234,706
Series 2005-RP2, Class 1AF, (1-mo. CME Term SOFR + 0.46%), 4.78%, 03/25/35(a)(b)		44	40,935
Series 2005-RP3, Class 2A1, 4.30%, 09/25/35(a)(b)		2,325	2,000,742
Series 2006-RP1, Class 1AF1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 01/25/36(a)(b)		36	29,388
Series 2006-RP2, Class 2A1, 4.53%, 04/25/36(a)(b)		1,918	1,584,778
GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1-mo. CME Term SOFR + 0.25%), 3.85%, 04/26/37(a)(b)		3,688	2,109,260
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 5.86%, 04/25/36(b)		1,595	925,962
HarborView Mortgage Loan Trust, Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.83%, 05/19/37(b)		1,018	806,828
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		3,420	3,435,135
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		12,947	12,968,909
Homeward Opportunities Fund I Trust
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		4,160	4,145,915
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)		5,312	5,282,955
Series 2022-1, Class M1, 5.04%, 07/25/67(a)(b)		3,077	3,007,467
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.77%, 11/25/36(b)		1,244	1,129,461
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. CME Term SOFR + 0.51%), 4.83%, 10/25/36(b)		173	155,131
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.77%, 01/25/37(b)		306	273,663
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.79%, 02/25/37(b)		328	308,599
Series 2007-AR19, Class 3A1, 4.01%, 09/25/37(b)		594	386,012
Series 2007-FLX2, Class A1A, (1-mo. CME Term SOFR + 0.43%), 4.75%, 04/25/37(b)		3,900	3,442,602
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.91%, 08/25/37(b)		2,334	2,133,509
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(c)		3,651	3,249,633
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 5.70%, 07/25/35(b)		180	172,395
Series 2020-5, Class B3, 3.57%, 12/25/50(a)(b)		3,543	3,087,282
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)		209	164,660
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)	USD	157	$ 115,252
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)		103	36,720
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		12,757	11,468,975
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		6,218	4,164,736
Series 2021-INV7, Class B1, 3.26%, 02/25/52(a)(b)		3,596	3,063,850
Series 2021-INV7, Class B2, 3.26%, 02/25/52(a)(b)		844	711,413
Series 2021-INV7, Class B3, 3.26%, 02/25/52(a)(b)		1,174	979,535
Series 2021-INV7, Class B4, 3.26%, 02/25/52(a)(b)		624	507,475
Series 2021-INV7, Class B5, 3.26%, 02/25/52(a)(b)		257	196,216
Series 2021-INV7, Class B6, 3.13%, 02/25/52(a)(b)		841	397,639
Series 2024-VIS1, Class B2, 8.07%, 07/25/64(a)(b)		1,000	988,099
Series 2024-VIS2, Class B1, 7.72%, 11/25/64(a)(b)		3,289	3,296,177
Series 2025-NQM2, Class A1, 5.57%, 09/25/65(a)(b)		6,280	6,302,583
Lehman XS Trust, Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.73%, 12/25/37(b)		19	18,299
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		1,764	1,230,372
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(b)		799	530,282
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)		1,588	1,093,818
Series 2021-VFN1, Class Note, 2.50%, 09/25/31		1,185	1,138,589
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.75%, 09/25/37(b)		515	271,169
MFA Trust
Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(b)		700	658,088
Series 2022-CHM1, Class A1, 4.88%, 09/25/56(a)(c)		5,162	5,049,040
Series 2022-NQM1, Class M1, 4.22%, 12/25/66(a)(b)		2,112	1,835,470
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(c)		3,231	3,241,779
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(c)		3,804	3,803,416
Morgan Stanley Mortgage Loan Trust, Series 2006- 11, Class 1A3, 6.92%, 08/25/36(c)		4,232	701,915
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.96%, 06/25/44(a)(b)		198	199,128
Series 2025-NQM3, Class A1, 5.53%, 05/25/70(a)(b)		13,894	13,951,914
Mortgage Loan Resecuritization Trust, Series 2009- RS1, Class A85, (1-mo. CME Term SOFR + 0.34%), 4.78%, 04/16/36(a)(b)		120	117,564
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		925	906,446

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(a)(b)	USD	1,596	$ 1,568,286
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		935	934,368
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)		4,857	4,829,310
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		922	716,341
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(c)		284	274,067
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 5.27%, 06/25/37(b)		486	406,769
OBX Trust
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(b)		52	51,559
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		3,636	3,655,753
PRET LLC, Series 2024-RN2, Class A1, 7.13%, 04/25/54(a)(c)		1,413	1,422,008
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		991	877,781
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)		388	383,159
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		5,714	5,694,250
Series 2023-AFC1, Class B1, 7.44%, 02/25/58(a)(b)		4,666	4,686,078
PRP Advisors LLC
Series 2022-NQM1, Class B1, 5.41%, 08/25/67(a)(b)		335	326,651
Series 2024-NQM1, Class B1, 7.48%, 12/25/68(a)(b)		2,067	2,059,171
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		9,994	10,075,283
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)		2,636	2,678,422
Series 2025-NQM2, Class A1, 5.69%, 04/25/70(a)(c)		12,625	12,694,968
Series 2025-RCF2, Class A1, 4.00%, 10/25/64(a)(c)		2,828	2,747,154
Radian Mortgage Capital Trust, Series 2024-J2, Class A8, 5.50%, 03/25/55(a)(b)		2,935	2,928,677
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(a)(b)		1,256	1,265,394
RALI Trust
Series 2005-QA10, Class A21, 5.00%, 09/25/35(b)		4,957	1,937,067
Series 2005-QO2, Class A1, (12-mo. Federal Reserve Cumulative Average US + 1.36%), 5.76%, 09/25/45(b)		651	552,285
Series 2005-QS15, Class 3A, 6.00%, 10/25/35		3,856	3,403,649
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.79%, 12/25/36(b)		1,312	1,145,334
Series 2006-QO1, Class 3A1, (1-mo. CME Term SOFR + 0.65%), 4.97%, 02/25/46(b)		1,684	645,737
Series 2006-QO10, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.75%, 01/25/37(b)		1,502	1,345,969
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
RALI Trust
Series 2007-QH3, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.75%, 04/25/37(b)	USD	4,352	$ 4,210,661
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 4.58%, 02/25/47(b)		2,654	803,781
RCKT Mortgage Trust
Series 2020-1, Class B4, 3.47%, 02/25/50(a)(b)		882	792,568
Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		3,821	3,828,734
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1-mo. CME Term SOFR + 0.47%), 4.79%, 03/25/35(a)(b)		956	923,326
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.77%, 06/25/35(a)(b)		190	182,609
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.83%, 09/25/35(a)(b)		306	251,719
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		656	647,530
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		3,102	3,046,922
Series 2020-1, Class B2, 4.67%, 01/26/60(a)(b)		622	573,760
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 5.54%, 09/25/35(b)		1,702	970,760
Series 2006-SA2, Class 2A1, 5.63%, 08/25/36(b)		398	282,353
Series 2006-SA4, Class 2A1, 5.54%, 11/25/36(b)		155	127,745
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,379	3,195,441
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)		1,277	1,133,559
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)		5,668	5,702,588
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)		4,013	4,039,174
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(c)		3,397	3,421,915
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		434	428,431
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		646	644,586
Series 2022-2, Class B1, 5.30%, 08/25/62(a)(b)		3,715	3,633,684
Series 2022-2, Class M1, 5.30%, 08/25/62(a)(b)		3,313	3,273,436
Spruce Hill Mortgage Loan Trust
Series 2020-SH2, Class B1, 5.00%, 06/25/55(a)(b)		1,517	1,487,180
Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(c)		680	651,047
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(b)		2,820	2,598,835
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	233,953
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,480,348
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(b)		648	562,033
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.85%, 05/25/46(b)		25	17,581
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. CME Term SOFR + 0.46%), 4.78%, 06/25/35(a)(b)		603	516,437

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Asset Securities Corp.
Series 2005-RF5, Class 2A, 4.37%, 07/25/35(a)(b)	USD	1,483	$ 1,403,694
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,313	2,342,484
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,242	627,397
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.20%, 06/25/46(b)		958	574,376
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)		657	536,786
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		5,929	4,769,247
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		1,635	1,631,630
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/59(a)(b)		100	97,398
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(b)		2,600	2,596,170
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(b)		3,000	2,352,453
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		169	131,434
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		462	339,185
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	2,991,483
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(b)		265	208,862
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,507	1,145,374
Series 2022-3, Class B1, 4.06%, 02/25/67(a)(b)		2,188	1,732,981
Series 2022-4, Class B1, 4.77%, 04/25/67(a)(b)		443	397,757
Series 2022-INV1, Class B1, 5.79%, 08/25/67(a)(b)		830	812,908
Series 2023-2, Class B1, 7.48%, 03/25/68(a)(b)		4,333	4,328,244
Series 2023-3, Class B1, 7.76%, 03/25/68(a)(b)		415	415,760
Series 2023-INV1, Class B1, 7.49%, 02/25/68(a)(b)		3,200	3,183,324
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		648	640,383
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		100	89,750
Series 2022-1, Class B1, 5.94%, 08/25/57(a)(b)		1,718	1,587,448
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		79	76,282
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		2,763	2,703,888
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		1,100	1,048,694
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		170	161,346
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1, 5.75%, 01/25/36		1,049	887,999
Series 2005-11, Class A7, 5.75%, 01/25/36		2,134	1,804,504
Series 2005-9, Class 5A6, (1-mo. CME Term SOFR + 0.66%), 4.98%, 11/25/35(b)		324	241,029
Series 2005-9, Class 5A9, 5.50%, 11/25/35		133	108,204
Series 2006-4, Class 1A1, 6.00%, 04/25/36		124	116,890
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		81	71,077
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		3,912	1,566,833
Series 2006-AR1, Class A1A, (1-mo. CME Term SOFR + 0.61%), 4.93%, 02/25/36(b)		1,061	876,475
Series 2006-AR3, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.97%), 5.37%, 05/25/46(b)		2,623	2,289,652
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 5.39%, 06/25/46(b)	USD	135	$ 123,964
Series 2006-AR9, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.40%, 08/25/46(b)		2,173	1,987,240
Series 2007-HY1, Class A2A, (1-mo. CME Term SOFR + 0.43%), 4.75%, 02/25/37(b)		424	326,612
Series 2007-HY3, Class 4A1, 5.10%, 03/25/37(b)		17	16,022
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 5.11%, 12/25/46(b)		2,159	1,943,046
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.12%, 12/25/46(b)		130	105,045
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.65%, 04/25/47(b)		511	441,454
Series 2007-OA4, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.20%, 05/25/47(b)		1,963	1,660,394
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.15%, 06/25/47(b)		426	353,744
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.20%, 06/25/47(b)		1,470	1,211,563
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 5.05%, 06/25/37(b)		654	601,097
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 7.41%, 10/25/36(b)		623	596,946
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.46%, 07/25/59(a)(b)		3,651	3,797,645
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.01%, 07/25/59(a)(b)		5,220	5,439,447
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 3.98%, 11/20/44(a)(b)		923	701,035
			872,078,324
Commercial Mortgage-Backed Securities — 28.7%
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.90%, 06/15/30(a)(b)		11,519	11,536,977
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.80%, 06/15/30(a)(b)		3,853	3,863,877
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,858,188
Series 2017-245P, Class C, 3.78%, 06/05/37(a)(b)		3,000	2,878,585
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		1,151	1,075,903
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.49%, 09/15/34(a)(b)		5,792	5,737,700
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.69%, 09/15/34(a)(b)		585	573,300
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.73%, 09/15/34(a)(b)		2,159	2,077,779

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.47%, 11/15/55(b)	USD	600	$ 610,703
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 6.54%, 02/19/38(a)(b)		2,234	2,235,384
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 04/15/34(a)(b)		644	616,630
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(b)		3,736	3,525,616
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,504	1,330,393
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 6.23%, 01/20/41(a)(b)		4,810	4,815,545
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 07/15/41(a)(b)		5,730	5,738,953
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 10/15/34(a)(b)		9,250	9,258,652
ARZ Trust, Series 2024-BILT, Class A, 5.77%, 06/11/29(a)		2,710	2,782,235
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 6.58%, 04/15/35(a)(b)		1,128	1,109,681
Atrium Hotel Portfolio Trust
Series 2024-ATRM, Class A, 5.59%, 11/10/29(a)(b)		6,510	6,638,107
Series 2024-ATRM, Class E, 9.52%, 11/10/29(a)(b)		2,001	2,051,029
BAHA Trust
Series 2024-MAR, Class A, 6.17%, 12/10/41(a)(b)		28,280	29,276,502
Series 2024-MAR, Class B, 7.07%, 12/10/41(a)(b)		894	934,209
Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(b)		4,400	4,591,118
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.66%, 08/15/39(a)(b)		820	824,091
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 6.16%, 02/15/42(a)(b)		8,471	8,471,296
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 9.56%, 02/15/42(a)(b)		3,454	3,431,841
BANK, Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,799,042
BANK5
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		420	439,988
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		184	194,033
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1-mo. CME Term SOFR + 1.80%), 6.11%, 05/15/35(a)(b)		13,237	13,247,692
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.84%, 04/25/36(a)(b)		4,469	4,171,148
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.97%, 04/25/36(a)(b)		10	9,376
Series 2006-4A, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.84%, 12/25/36(a)(b)		934	882,180
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-SP2, Class A, (1-mo. CME Term SOFR + 0.53%), 4.85%, 01/25/37(a)(b)	USD	975	$ 919,829
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.84%, 03/25/37(a)(b)		4,250	4,019,395
Series 2007-2A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.84%, 07/25/37(a)(b)		23	20,949
Series 2007-4A, Class A1, (1-mo. CME Term SOFR + 0.79%), 5.11%, 09/25/37(a)(b)		4,080	3,820,883
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.68%, 10/25/37(a)(b)		2,030	1,124,535
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 6.68%, 12/25/37(a)(b)		2,574	2,272,446
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		173	169,127
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(b)		650	540,346
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.23%, 03/15/37(a)(b)		5,260	4,971,534
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 5.48%, 03/15/37(a)(b)		781	718,697
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(b)		332	331,172
Series 2025-5C34, Class A3, 5.66%, 05/15/58		1,368	1,426,753
BDS Ltd., Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 6.45%, 08/19/38(a)(b)		885	885,776
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 8.13%, 10/15/35(a)(b)		1,353	16,899
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 11/15/41(a)(b)		3,790	3,794,737
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.95%, 11/15/41(a)(b)		1,723	1,721,190
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 6.20%, 07/15/41(a)(b)		2,970	2,977,425
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.85%, 06/15/42(a)(b)		8,457	8,462,286
BHMS
Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 5.86%, 07/15/35(a)(b)		3,988	3,986,072
Series 2018-ATLS, Class C, (1-mo. CME Term SOFR + 2.20%), 6.51%, 07/15/35(a)(b)		2,600	2,598,886
BLP Commercial Mortgage Trust
Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 03/15/40(a)(b)		1,162	1,163,089
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 5.65%, 03/15/41(a)(b)		2,821	2,824,390
BMP
Series 2024-MF23, Class D, (1-mo. CME Term SOFR + 2.39%), 6.70%, 06/15/41(a)(b)		8,720	8,730,900
Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.70%, 06/15/41(a)(b)		1,719	1,713,472
BOCA Commercial Mortgage Trust, Series 2024- BOCA, Class A, (1-mo. CME Term SOFR + 1.92%), 6.23%, 08/15/41(a)(b)		2,031	2,036,077
BPR Trust
Series 2021-TY, Class A, (1-mo. CME Term SOFR + 1.16%), 5.48%, 09/15/38(a)(b)		5,500	5,493,168
Series 2021-TY, Class E, (1-mo. CME Term SOFR + 3.71%), 8.03%, 09/15/38(a)(b)		3,138	3,106,819

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 7.31%, 05/15/39(a)(b)	USD	770	$ 769,279
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		2,722	2,834,541
Series 2024-PARK, Class A, 5.39%, 11/05/39(a)(b)		1,420	1,438,249
Series 2024-PARK, Class D, 7.23%, 11/05/39(a)(b)		879	896,337
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		640	649,716
BSPDF Issuer LLC, Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.84%, 12/15/42(a)(b)		1,212	1,210,205
BSTN Commercial Mortgage Trust, Series 2025- 1C, Class A, 5.55%, 06/15/44(a)(b)		4,920	5,030,354
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,088	1,034,269
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	228,653
Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)		747	768,771
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(b)		2,204	2,027,933
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(b)		2,788	2,592,906
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		781	712,271
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 5.34%, 02/15/33(a)(b)		1,061	1,053,933
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 6.58%, 02/15/33(a)(b)		622	618,813
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 8.68%, 02/15/33(a)(b)		410	409,664
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 7.23%, 06/15/38(a)(b)		2,544	2,545,517
Series 2021-VINO, Class F, (1-mo. CME Term SOFR + 2.92%), 7.23%, 05/15/38(a)(b)		838	837,638
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(b)		1,522	1,373,906
Series 2021-XL2, Class F, (1-mo. CME Term SOFR + 2.36%), 6.67%, 10/15/38(a)(b)		3,544	3,545,208
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 7.45%, 06/15/27(a)(b)		2,475	2,493,562
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 6.25%, 11/15/28(a)(b)		1,010	1,010,000
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.07%, 12/09/40(a)(b)		4,185	4,196,808
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 7.90%, 12/09/40(a)(b)		3,279	3,288,986
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 10/15/41(a)(b)		3,031	3,036,680
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 08/15/39(a)(b)		6,298	6,321,646
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.19%, 10/15/41(a)(b)		6,200	6,238,672
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 8.24%, 10/15/41(a)(b)		1,512	1,515,774
Series 2024-BRBK, Class C, (1-mo. CME Term SOFR + 4.87%), 9.19%, 10/15/41(a)(b)		1,000	1,002,496
Series 2024-BRBK, Class D, (1-mo. CME Term SOFR + 5.97%), 10.28%, 10/15/41(a)(b)		337	337,841
Series 2024-BRBK, Class E, (1-mo. CME Term SOFR + 6.97%), 11.28%, 10/15/41(a)(b)		441	438,505
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 5.61%, 12/15/39(a)(b)	USD	4,060	$ 4,064,108
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.95%, 12/15/39(a)(b)		1,274	1,275,548
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 05/15/34(a)(b)		6,307	6,306,970
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 05/15/41(a)(b)		8,190	8,200,670
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.75%, 02/15/39(a)(b)		615	616,420
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 8.05%, 02/15/39(a)(b)		1,931	1,934,963
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.75%, 02/15/39(a)(b)		3,735	3,739,505
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 7.45%, 02/15/39(a)(b)		2,822	2,829,906
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 8.50%, 02/15/39(a)(b)		1,676	1,630,579
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.70%, 03/15/41(a)(b)		2,901	2,903,564
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 04/15/40(a)(b)		18,701	18,695,156
BX Trust
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 5.33%, 10/15/36(a)(b)		566	565,469
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 5.23%, 02/15/36(a)(b)		1,700	1,698,661
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.23%, 02/15/36(a)(b)		594	593,527
Series 2021-VIEW, Class E, (1-mo. CME Term SOFR + 3.71%), 8.03%, 06/15/36(a)(b)		2,542	2,543,503
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 8.36%, 06/15/36(a)(b)		856	834,532
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 5.31%, 01/15/39(a)(b)		1,065	1,064,334
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 5.16%, 01/15/39(a)(b)		5,000	4,996,875
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 5.59%, 01/15/39(a)(b)		397	396,256
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.00%, 05/15/38(a)(b)		5,023	5,054,326
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 8.70%, 05/15/38(a)(b)		270	272,531
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.75%, 04/15/41(a)(b)		3,803	3,810,919
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 7.00%, 04/15/41(a)(b)		1,637	1,639,082
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 8.00%, 04/15/41(a)(b)		2,488	2,474,464
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 06/15/37(a)(b)		9,566	9,565,962
Series 2024-PALM, Class B, (1-mo. CME Term SOFR + 1.79%), 6.10%, 06/15/37(a)(b)		697	696,015
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.40%, 03/15/41(a)(b)		2,210	2,210,000
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 8.75%, 03/15/41(a)(b)		4,722	4,660,357
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 9.70%, 03/15/41(a)(b)		2,263	2,222,847
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 07/15/29(a)(b)		1,303	1,302,593

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)	USD	7,582	$ 7,723,128
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.81%, 06/15/40(a)(b)		4,957	4,963,187
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 7.25%, 03/15/30(a)(b)		8,350	8,183,471
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 7.61%, 06/15/35(a)(b)		2,986	2,986,617
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 03/15/42(a)(b)		6,301	6,297,310
BXP Trust
Series 2017-GM, Class B, 3.54%, 06/13/39(a)(b)		265	254,867
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(b)		1,120	876,470
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.20%, 07/15/41(a)(b)		2,390	2,392,987
CD Mortgage Trust
Series 2016-CD1, Class A3, 2.46%, 08/10/49		4,116	4,042,229
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		336	319,133
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 6.93%, 09/15/38(a)(b)		5,474	5,480,870
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class C, 5.00%, 05/10/58(b)		130	127,024
CFK Trust
Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(b)		2,500	2,331,714
Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(b)		2,600	2,336,705
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		6,545	6,269,659
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		694	664,896
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,595,037
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,868,650
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.90%, 08/15/36(a)(b)		1,482	1,483,190
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.75%, 08/15/36(a)(b)		2,600	2,578,279
Commercial Mortgage Trust
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,199	3,184,839
Series 2015-LC19, Class B, 3.83%, 02/10/48(b)		296	291,519
Series 2015-PC1, Class B, 4.51%, 07/10/50(b)		1,560	1,519,137
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		630	640,693
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.15%, 06/15/41(a)(b)		5,270	5,268,351
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.90%, 06/15/41(a)(b)		2,007	1,998,847
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 8.80%, 06/15/41(a)(b)		2,319	2,297,828
CONE Trust, Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 8.20%, 08/15/41(a)(b)		2,330	2,312,287
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 5.31%, 12/15/30(a)(b)		135	134,236
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.79%, 10/15/37(a)(b)		1,134	1,048,761
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 11/15/38(a)(b)		1,020	1,016,175
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.93%, 11/15/38(a)(b)	USD	649	$ 647,163
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		1,929	2,023,897
CSTL Commercial Mortgage Trust, Series 2024- GATE, Class A, 4.92%, 11/10/41(a)(b)		7,600	7,593,866
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1-mo. CME Term SOFR + 0.89%), 5.20%, 06/15/33(a)(b)		5,000	4,775,000
Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 6.19%, 08/15/34(a)(b)		3,719	3,719,000
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)		1,613	1,641,017
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 6.05%, 04/15/37(a)(b)		2,423	2,417,700
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/40(a)(b)		1,110	1,121,892
Series 2024-HLTN, Class F, 10.66%, 04/13/40(a)(b)		2,932	2,935,880
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.81%, 03/15/34(a)(b)		2,860	2,864,528
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 8.31%, 03/15/34(a)(b)		8,186	8,200,240
Dwight Issuer LLC, Series 2025-FL1, Class A, (1- mo. CME Term SOFR + 1.66%), 5.96%, 09/18/42(a)(b)		4,725	4,721,649
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)		3,350	3,385,339
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)		3,350	3,375,330
Series 2024-ELM, Class E10, 8.05%, 06/10/39(a)(b)		4,157	4,168,324
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 7.54%, 11/15/38(a)(b)		660	659,450
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		28,949	29,594,482
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 6.68%, 07/15/38(a)(b)		3,297	3,301,227
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 7.28%, 07/15/38(a)(b)		2,422	2,428,279
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 8.13%, 07/15/38(a)(b)		8,799	8,799,429
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		363	366,550
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class A, (1-mo. CME Term SOFR + 1.45%), 5.76%, 12/15/39(a)(b)		12,511	12,510,710
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 8.56%, 12/15/39(a)(b)		315	314,409
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.96%, 12/15/39(a)(b)		1,693	1,691,162
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(b)		2,150	2,111,345
Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(b)		4,100	3,784,177

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(b)	USD	2,905	$ 2,736,685
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 03/15/39(a)(b)		1,914	1,916,991
Greystone CRE Notes LLC, Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.79%, 01/15/43(a)(b)		1,731	1,732,141
GS Mortgage Securities Corp. II, Series 2018- GS10, Class A5, 4.16%, 07/10/51(b)		4,100	4,009,455
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.55%, 07/10/48(b)		881	855,001
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,946,803
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,439,995
Series 2019-GSA1, Class C, 3.93%, 11/10/52(b)		2,530	2,304,097
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 5.31%, 11/15/36(a)(b)		1,970	1,955,225
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.40%, 03/15/28(a)(b)		5,707	5,721,267
Series 2023-SHIP, Class A, 4.47%, 09/10/38(a)(b)		1,322	1,313,890
Series 2023-SHIP, Class C, 5.69%, 09/10/38(a)(b)		1,000	1,000,795
Series 2023-SHIP, Class E, 7.68%, 09/10/38(a)(b)		11,123	11,190,764
Series 2024-RVR, Class E, 7.72%, 08/10/41(a)(b)		1,263	1,256,325
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.97%, 11/25/41(a)(b)		7,583	7,596,553
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 9.02%, 11/25/41(a)(b)		2,125	2,117,419
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 07/15/30(a)(b)(e)		1,691	1,691,528
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 05/15/41(a)(b)		9,768	9,792,692
Harvest Commercial Capital Loan Trust
Series 2019-1, Class M5, 5.73%, 09/25/46(a)(b)		1,536	1,435,395
Series 2020-1, Class M4, 5.96%, 04/25/52(a)(b)		669	663,571
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 6.15%, 10/15/41(a)(b)		2,365	2,366,087
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.95%, 10/15/41(a)(b)		887	884,512
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 05/15/37(a)(b)		3,695	3,697,309
Series 2024-ORL, Class C, (1-mo. CME Term SOFR + 2.44%), 6.75%, 05/15/37(a)(b)		1,426	1,425,109
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 7.50%, 05/15/37(a)(b)		4,173	4,165,176
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 6.70%, 07/15/39(a)(b)		600	600,749
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 06/15/41(a)(b)		2,096	2,097,310
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 10/15/36(a)(b)		6,616	6,566,082
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)		327	335,507
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(a)(b)	USD	1,380	$ 1,394,126
Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)		3,538	3,638,595
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)		712	601,124
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 6.56%, 10/15/39(a)(b)		6,218	6,210,227
Series 2025-LPF2, Class A, 5.29%, 07/15/42(a)(b)		8,890	9,020,400
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 6.05%, 10/19/42(a)(b)		3,457	3,463,804
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 6.05%, 11/15/41(a)(b)		3,510	3,507,995
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.28%, 12/15/48(a)(b)		507	459,490
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		111	108,554
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,586,171
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)(b)		2,073	2,005,879
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 5.57%, 06/15/35(a)(b)		1,036	891,548
Series 2020-609M, Class A, (1-mo. CME Term SOFR + 1.73%), 6.05%, 10/15/33(a)(b)		572	569,140
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 7.45%, 10/15/33(a)(b)		926	891,523
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 5.48%, 04/15/38(a)(b)		254	253,723
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 7.13%, 04/15/38(a)(b)		3,101	3,102,938
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 8.10%, 04/15/37(a)(b)		2,978	2,814,565
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		2,061	1,695,986
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		7,170	7,225,152
Series 2024-IGLG, Class D, 6.70%, 11/09/39(a)(b)		5,319	5,314,375
Series 2024-IGLG, Class E, 7.50%, 11/09/39(a)(b)		6,096	6,084,090
Series 2024-IGLG, Class F, 8.49%, 11/09/39(a)(b)		5,223	5,185,804
Series 2024-OMNI, Class A, 5.99%, 10/05/39(a)(b)		1,660	1,693,534
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 6.01%, 03/15/40(a)(b)		8,228	8,228,000
JW Commercial Mortgage Trust
Series 2024-BERY, Class A, (1-mo. CME Term SOFR + 1.59%), 5.91%, 11/15/39(a)(b)		1,700	1,701,060
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 5.93%, 06/15/39(a)(b)		10,813	10,819,741
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 7.50%, 06/15/39(a)(b)		1,506	1,499,598

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust
Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 12/15/39(a)(b)	USD	6,119	$ 6,107,193
Series 2025-MAK, Class A, 6.20%, 06/15/42(a)(b)		5,699	5,811,294
Series 2025-MAK, Class E, 8.40%, 06/15/42(a)(b)		2,364	2,382,770
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 10/15/41(a)(b)		2,340	2,342,194
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.95%, 10/15/41(a)(b)		592	593,110
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 5.90%, 06/15/39(a)(b)		10,030	10,036,253
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 8.75%, 06/15/39(a)(b)		690	686,351
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-2A, Class M1, (1-mo. CME Term SOFR + 0.51%), 4.83%, 06/25/37(a)(b)		14	13,660
Series 2007-3A, Class M2, (1-mo. CME Term SOFR + 2.11%), 6.43%, 10/25/37(a)(b)		3,340	2,790,193
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.00%, 08/15/40(a)(b)		1,281	1,289,614
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 6.11%, 12/15/41(a)(b)		2,354	2,355,471
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 6.07%, 02/15/37(a)(b)		191	190,770
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.97%, 02/15/37(a)(b)		1,378	1,371,298
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		2,250	2,277,177
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		1,904	1,925,594
MF1 LLC
Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 6.06%, 03/19/39(a)(b)		1,010	1,013,797
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 05/18/42(a)(b)		4,467	4,479,092
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 5.23%, 04/15/38(a)(b)		617	617,335
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 7.03%, 04/15/38(a)(b)		182	182,400
MHP
Series 2021-STOR, Class A, (1-mo. CME Term SOFR + 0.81%), 5.13%, 07/15/38(a)(b)		1,105	1,105,000
Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 7.18%, 07/15/38(a)(b)		3,426	3,423,859
Series 2021-STOR, Class J, (1-mo. CME Term SOFR + 4.06%), 8.38%, 07/15/38(a)(b)		1,917	1,911,852
MIC Trust (The), Series 2023-MIC, Class A, 8.73%, 12/05/38(a)(b)		3,089	3,368,359
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		1,978	2,058,529
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,318	1,314,361
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,046,624
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 11.51%, 11/15/34(a)(b)		939	881,831
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,303,399
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(b)	USD	2,184	$ 1,609,867
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		470	376,252
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,783,357
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	4,530,454
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	2,487,689
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		2,262	2,188,672
MTN Commercial Mortgage Trust, Series 2022- LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.72%, 03/15/39(a)(b)		910	909,431
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A, 3.86%, 04/10/37(a)		1,850	1,617,821
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		4,961	4,951,366
Series 2025-MFS, Class E, 7.53%, 06/10/33(a)(b)		9,322	9,407,313
Series 2025-MFS, Class F, 8.44%, 06/10/33(a)(b)		9,942	10,093,024
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(b)		1,470	1,546,095
NY Commercial Mortgage Trust
Series 2025-299P, Class A, 5.85%, 02/10/47(a)(b)		2,910	3,023,789
Series 2025-299P, Class B, 6.13%, 02/10/47(a)(b)		697	720,973
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 6.30%, 08/15/29(a)(b)		441	442,983
Series 2024-3ELV, Class C, (1-mo. CME Term SOFR + 2.84%), 7.15%, 08/15/29(a)(b)		405	402,363
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 8.15%, 08/15/29(a)(b)		1,564	1,547,542
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,577,423
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(b)		1,080	850,022
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(b)		498	373,878
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,930	1,757,075
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,127	1,016,126
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 5.38%, 01/15/36(a)(b)		1,035	1,005,947
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/36(a)(b)		2,142	2,066,178
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.93%, 01/15/36(a)(b)		1,338	1,278,931
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 7.40%, 11/15/40(a)(b)		926	926,547
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 12/15/39(a)(b)		3,090	3,089,034
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 6.20%, 06/15/39(a)(b)		1,754	1,756,806
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. CME Term SOFR + 3.46%), 7.78%, 07/15/38(a)(b)		900	517,034
Series 2021-MF, Class G, (1-mo. CME Term SOFR + 4.46%), 8.78%, 07/15/38(a)(b)		1,967	574,328

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(a)(b)	USD	1,300	$ 1,293,906
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 6.69%, 10/25/39(a)(b)		1,088	1,086,413
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 6.56%, 01/19/37(a)(b)		4,405	4,407,554
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		2,386	2,440,613
Series 2024-CNTR, Class E, 8.82%, 11/13/41(a)		3,298	3,469,751
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 6.46%, 03/15/35(a)(b)		413	407,847
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 7.26%, 03/15/35(a)(b)		3,142	3,061,843
SCG Mortgage Trust, Series 2024-MSP, Class A, (1-mo. CME Term SOFR + 1.74%), 6.05%, 04/15/41(a)(b)		8,372	8,377,232
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.75%, 04/15/42(a)(b)		1,651	1,653,869
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 11/15/34(a)(b)		2,930	2,948,964
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 8.50%, 11/15/34(a)(b)		3,007	2,998,894
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 9.50%, 11/15/34(a)(b)		435	432,553
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		1,000	959,066
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(b)		3,391	2,843,784
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 6.26%, 10/15/41(a)(b)		6,747	6,742,783
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 7.91%, 10/15/41(a)(b)		1,282	1,281,199
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.76%, 10/15/41(a)(b)		316	314,837
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		3,936	3,452,245
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 7.05%, 11/15/38(a)(b)		2,483	2,482,971
Series 2021-MFP2, Class A, (1-mo. CME Term SOFR + 0.94%), 5.25%, 11/15/36(a)(b)		5,000	4,996,875
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 7.05%, 11/15/36(a)(b)		1,136	1,136,710
STWD Trust
Series 2021-FLWR, Class A, (1-mo. CME Term SOFR + 0.69%), 5.00%, 07/15/36(a)(b)		1,101	1,100,012
Series 2021-FLWR, Class B, (1-mo. CME Term SOFR + 1.04%), 5.35%, 07/15/36(a)(b)		1,600	1,598,000
Series 2021-FLWR, Class E, (1-mo. CME Term SOFR + 2.04%), 6.35%, 07/15/36(a)(b)		1,390	1,389,531
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 5.56%, 12/15/39(a)(b)		8,232	8,229,427
Series 2024-DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 7.05%, 12/15/39(a)(b)		387	383,143
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, 12/10/34(a)(b)	USD	1,113	$ 1,131,588
TTAN
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.96%), 5.28%, 03/15/38(a)(b)		4,203	4,204,141
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.01%), 7.33%, 03/15/38(a)(b)		2,815	2,817,342
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(b)		1,340	1,419,415
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		765	732,263
VEGAS Trust
Series 2024-GCS, Class C, 6.42%, 07/10/36(a)(b)		5,520	5,436,583
Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)		12,440	11,743,078
Series 2024-TI, Class A, 5.52%, 11/10/39(a)		2,520	2,553,706
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(b)		1,449	1,205,606
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(b)		137	124,594
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(b)		942	829,362
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(b)		1,022	870,110
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(b)		1,059	870,485
Series 2019-3, Class M6, 6.03%, 10/25/49(a)(b)		471	397,470
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		2,083	1,889,080
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(b)		1,740	1,223,495
Series 2021-1, Class M6, 5.03%, 05/25/51(a)(b)		1,985	1,321,095
Series 2021-2, Class M7, 6.54%, 08/25/51(a)(b)		1,864	1,420,867
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(b)		2,230	1,879,752
Series 2021-3, Class M7, 6.54%, 10/25/51(a)(b)		2,259	1,586,113
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		5,807	5,172,526
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		1,062	864,244
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		5,098	4,064,686
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		1,010	1,022,784
Series 2022-4, Class M3, 7.53%, 08/25/52(a)(b)		833	848,180
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		525	526,261
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		3,015	3,050,777
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		321	322,647
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		327	334,050
Series 2024-2, Class M3, 8.02%, 04/25/54(a)(b)		1,610	1,628,518
Series 2024-2, Class M4, 10.72%, 04/25/54(a)(b)		3,225	3,273,919
Series 2024-3, Class M2, 7.23%, 06/25/54(a)(b)		1,687	1,701,890
Series 2024-5, Class A, 5.49%, 10/25/54(a)(b)		1,424	1,420,895
Series 2024-5, Class M2, 5.96%, 10/25/54(a)(b)		527	519,590
Series 2024-5, Class M3, 6.76%, 10/25/54(a)(b)		885	878,188
Series 2024-5, Class M4, 9.53%, 10/25/54(a)(b)		554	547,827
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		843	842,411
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		1,543	1,538,475
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		975	972,147
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		3,995	4,026,290
Series 2025-1, Class M4, 10.15%, 02/25/55(a)(b)		3,995	4,023,881
Series 2025-3, Class M3, 7.38%, 06/25/55(a)(b)		2,218	2,240,209
Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)		2,877	2,876,693
Series 2025-RTL1, Class A1, 6.80%, 03/25/30(a)(c)		16,000	16,158,083
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		1,000	939,397
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(b)		1,190	1,082,895
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,684,508
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		354	305,387

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class B, 4.19%, 05/15/52	USD	3,121	$ 2,910,572
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	934,799
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 5.63%, 05/15/31(a)(b)		4,660	4,637,105
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		395	397,368
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		3,055	3,141,175
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		1,945	1,955,934
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		2,628	2,637,644
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		1,836	1,859,098
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.35%, 07/15/40(a)(b)		4,020	4,098,196
Series 2025-DC, Class E, 7.72%, 07/15/40(a)(b)		2,354	2,411,448
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.10%, 11/15/27(a)(b)		3,829	3,829,000
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 7.75%, 11/15/27(a)(b)		1,435	1,435,000
			1,093,683,660
Interest Only Collateralized Mortgage Obligations — 0.3%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		7,969	282,708
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		16,992	158,582
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		12,354	517,459
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)		23,545	757,965
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)		36,992	1,703,955
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)		36,977	1,580,974
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(a)(b)		33,997	951,865
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		28,228	800,954
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		16,152	297,903
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		7,873	333,940
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		3,074	87,216
Series 2021-INV7, Class AX1, 0.26%, 02/25/52(a)(b)		55,326	865,122
JPMorgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(a)(b)		9,326	1,588,448
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.76%, 02/25/38(a)(b)		9,178	2,002,575
			11,929,666
Interest Only Commercial Mortgage-Backed Securities — 0.4%
BANK
Series 2019-BN22, Class XA, 0.69%, 11/15/62(b)		37,947	849,056
Series 2019-BN22, Class XB, 0.23%, 11/15/62(b)		85,561	564,626
Series 2020-BN28, Class XB, 1.09%, 03/15/63(b)		29,820	1,347,069
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(b)	USD	12,500	$ 47,079
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.20%, 08/15/52(b)		34,570	970,934
Series 2019-B9, Class XA, 1.18%, 03/15/52(b)		14,755	442,617
Series 2020-B17, Class XB, 0.62%, 03/15/53(b)		17,599	338,005
Series 2020-B19, Class XA, 1.86%, 09/15/53(b)		22,523	1,084,328
Series 2021-B23, Class XA, 1.36%, 02/15/54(b)		18,128	907,760
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.94%, 06/15/56(b)		8,038	375,396
CFK Trust, Series 2019-FAX, Class XA, 0.35%, 01/15/39(a)(b)		62,648	528,609
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.73%, 08/15/57(b)		38,093	727,751
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.69%, 06/15/52(b)		9,429	460,653
Series 2019-C17, Class XA, 1.46%, 09/15/52(b)		3,635	151,578
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		11,214	183,839
ELM Trust
Series 2024-ELM, Class XP10, 0.24%, 06/10/39(a)(b)		33,570	71,222
Series 2024-ELM, Class XP15, 1.61%, 06/10/39(a)(b)		30,405	428,391
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		8,570	68,309
Series 2017-C5, Class XB, 0.40%, 03/15/50(b)		30,000	156,399
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		17,400	116,126
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.00%, 03/10/50(a)(b)		8,226	78,986
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		11,446	142,566
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.38%, 12/15/47(a)(b)		220	2,484
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.30%, 06/15/50(a)(b)		8,625	308,079
Series 2019-L2, Class XA, 1.16%, 03/15/52(b)		10,215	308,831
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(b)		34,014	2,006,594
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(b)		28,100	160,518
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)		91,391	284,572
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(b)		18,278	47,816
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.58%, 10/15/52(b)		5,205	253,385
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.75%, 04/15/50(b)		1,764	27
Series 2016-BNK1, Class XD, 1.38%, 08/15/49(a)(b)		1,000	12,171
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(b)		24,115	218,918
			13,644,694
Total Non-Agency Mortgage-Backed Securities — 52.3% (Cost: $2,032,029,014)			1,991,336,344

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac
Series 2024-P015, Class A1, 4.45%, 11/25/32(b)	USD	2,440	$ 2,389,900
Series KJ48, Class A2, 5.03%, 10/25/31		1,413	1,447,341
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		800	730,989
Series 2023-119, Class AD, 2.25%, 04/16/65		1,425	1,149,948
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		791	717,880
			6,436,058
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K116, Class X1, 1.52%, 07/25/30(b)		23,554	1,341,059
Series KL05, Class X1P, 1.02%, 06/25/29(b)		12,845	409,238
Ginnie Mae
Series 2016-36, Class IO, 0.66%, 08/16/57(b)		2,543	71,278
Series 2017-24, Class IO, 0.74%, 12/16/56(b)		9,587	295,165
			2,116,740
Mortgage-Backed Securities — 0.1%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		3,533	3,662,869
Total U.S. Government Sponsored Agency Securities — 0.3% (Cost: $12,578,419)			12,215,667
Total Long-Term Investments — 99.5% (Cost: $3,860,383,969)			3,788,007,482

	Shares
Short-Term Securities
Money Market Funds — 0.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.11%(l)	23,066,360	23,066,360
Total Short-Term Securities — 0.6% (Cost: $23,066,360)		23,066,360
Total Investments Before TBA Sale Commitments — 100.1% (Cost: $3,883,450,329)		3,811,073,842

Security		Par (000)	Value
TBA Sale Commitments(m)
Mortgage-Backed Securities — (0.6)%
Uniform Mortgage-Backed Securities
2.00%, 07/01/55	USD	(4,579)	$ (3,623,764)
2.50%, 07/01/55		(22,139)	(18,352,581)
Total TBA Sale Commitments — (0.6)% (Proceeds: $(21,426,718))			(21,976,345)
Total Investments Net of TBA Sale Commitments — 99.5% (Cost: $3,862,023,611)			3,789,097,497
Other Assets Less Liabilities — 0.5%			18,873,211
Net Assets — 100.0%			$ 3,807,970,708

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Perpetual security with no stated maturity date.
(k)	Rounds to less than 1,000.
(l)	Annualized 7-day yield as of period end.
(m)	Represents or includes a TBA transaction.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,607,265	EUR	7,374,000	BNP Paribas S.A.	09/17/25	$(124,253)

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$23,870	$4,164	$19,706
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	9,036	3,613	5,423
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	4,604	1,315	3,289
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—
							$37,510	$9,092	$28,418
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	220	$(37,510)	$(23,124)	$(14,386)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(188,250)	(73,772)	(114,478)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(94,125)	(44,494)	(49,631)
								$(319,885)	$(141,390)	$(178,495)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,746,499,400	$ 26,366,560	$ 1,772,865,960
Corporate Bonds	—	77,953	—	77,953
Floating Rate Loan Interests	—	—	11,511,558	11,511,558
Non-Agency Mortgage-Backed Securities	—	1,991,336,344	—	1,991,336,344
U.S. Government Sponsored Agency Securities	—	12,215,667	—	12,215,667

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 23,066,360	$ —	$ —	$ 23,066,360
Unfunded Floating Rate Loan Interests(a)	—	—	14,646	14,646
Liabilities
TBA Sale Commitments	—	(21,976,345)	—	(21,976,345)
	$ 23,066,360	$ 3,728,153,019	$ 37,892,764	$ 3,789,112,143
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 28,418	$ —	$ 28,418
Liabilities
Credit Contracts	—	(178,495)	—	(178,495)
Foreign Currency Exchange Contracts	—	(124,253)	—	(124,253)
	$ —	$ (274,330)	$ —	$ (274,330)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of March 31, 2025	$26,585,124	$— (a)	$9,514,138	$2,171,704	$—	$38,270,966
Transfers into Level 3	—	—	2,194,333	—	—	2,194,333
Transfers out of Level 3	(5,840,000)	—	—	(2,154,051)	—	(7,994,051)
Accrued discounts/premiums	(937)	—	662	—	—	(275)
Net realized gain (loss)	(49,184)	—	32,423	—	—	(16,761)
Net change in unrealized appreciation (depreciation)(b)	41,637	—	775,089	546	14,646	831,918
Purchases	5,981,052	—	—	—	—	5,981,052
Sales	(351,132)	—	(1,005,087)	(18,199)	—	(1,374,418)
Closing Balance, as of June 30, 2025	$26,366,560	$— (a)	$11,511,558	$—	$14,646	$37,892,764
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$41,637	$—	$775,089	$—	$14,646	$831,372

(a)
Rounds to less than $1.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A  significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
EUR	Euro
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series A Portfolio

Portfolio Abbreviation
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Co.
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced